                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-02120

                              SECURITY INCOME FUND
               (Exact name of registrant as specified in charter)

              ONE SECURITY BENEFIT PLACE, TOPEKA, KANSAS 66636-0001
               (Address of principal executive offices) (Zip code)

                           MICHAEL G. ODLUM, PRESIDENT
                              SECURITY INCOME FUND
                           ONE SECURITY BENEFIT PLACE
                            TOPEKA, KANSAS 66636-0001
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (785) 438-3000

                      Date of fiscal year end: December 31

                    Date of reporting period: March 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

SCHEDULE OF INVESTMENTS         SECURITY INCOME FUND CAPITAL PRESERVATION SERIES
March 31, 2007 (Unaudited)

                                                       PRINCIPAL
                                                         AMOUNT         VALUE
                                                      -----------   ------------
CORPORATE BOND - 45.7%
AUTOMOTIVE - 0.2%
Adesa, Inc.
   7.63%, 2012                                        $    17,000   $     18,020
Cooper-Standard Automotive, Inc.
   8.375%, 2014                                            35,000         29,312
Dana Corporation
   7.00%, 2029 (1)(2)                                      37,000         27,935
Dura Operating Corporation
   8.625%, 2012 (1)(2)                                     21,000          5,460
Ford Motor Company
   7.45%, 2031                                              4,000          3,095
Ford Motor Credit Company
   7.25%, 2011                                             41,000         39,848
General Motors Acceptance Corporation
   6.125%, 2007                                             9,000          8,995
   6.875%, 2011                                            12,000         12,012
   6.75%, 2014                                             26,000         25,560
   8.00%, 2031                                            124,000        132,946
Sonic Automotive, Inc.
   8.63%, 2013                                             23,000         23,920
                                                                    ------------
                                                                         327,103
                                                                    ------------
BANKING - 7.9%
E*Trade Financial Corporation
   8.00%, 2011                                             25,000         26,312
JPMorgan Chase Capital XXII
   6.45%, 2037 (3)                                      2,500,000      2,450,198
Kaupthing Bank HF
   6.06%, 2010 (3)(4)(5)(6)                             5,000,000      5,053,165
Republic New York Capital I
   7.75%, 2026 (3)                                      2,000,000      2,080,594
USB Capital IX
   6.189%, 2042 (3)(4)                                  3,000,000      3,076,038
Wachovia Capital Trust III
   5.80%, 2042 (3)(4)                                   2,000,000      2,023,852
                                                                    ------------
                                                                      14,710,159
                                                                    ------------
BROKERAGE - 1.1%
Janus Capital Group, Inc.
   5.875%, 2011 (3)                                     2,000,000      2,024,868
                                                                    ------------
BUILDING MATERIALS - 0.9%
Cemex
   6.64%, 2049 (4)(5)(6)                                1,500,000      1,482,000
Collins & Aikman Floor Cover
   9.75%, 2010                                            121,000        123,117
Dayton Superior Corporation
   10.75%, 2008                                            28,000         28,700
Legrand France
   8.50%, 2025                                             20,000         23,500
                                                                    ------------
                                                                       1,657,317
                                                                    ------------
CHEMICALS - 0.1%
Geo Specialty Chemicals
   13.85%, 2009                                            29,000         23,925

                                                       PRINCIPAL
                                                         AMOUNT         VALUE
                                                      -----------   ------------
CORPORATE BOND (CONTINUED)
CHEMICALS (CONTINUED)
Hercules, Inc.
   6.75%, 2029                                        $    21,000   $     21,000
Huntsman LLC
   11.63%, 2010                                            45,000         48,769
Millennium America, Inc.
   9.25%, 2008                                             55,000         57,062
Mosaic Global Holdings, Inc.
   7.375%, 2018                                            18,000         17,910
Omnova Solutions, Inc.
   11.25%, 2010                                            50,000         53,125
                                                                    ------------
                                                                         221,791
                                                                    ------------
CONSTRUCTION MACHINERY - 0.0%
Columbus McKinnon Corporation
   10.00%, 2010                                            16,000         17,040
United Rentals North America, Inc.
   7.00%, 2014                                             44,000         43,890
                                                                    ------------
                                                                          60,930
                                                                    ------------
CONSUMER PRODUCTS - 0.0%
Jafra Cosmetics International, Inc.
   10.75%, 2011                                            40,000         42,350
                                                                    ------------
ELECTRIC - 8.3%
AES Corporation
   8.75%, 2013 (5)(6)                                      50,000         53,250
Allegheny Energy Supply
   8.25%, 2012 (5)(6)(7)                                   65,000         71,175
American Electric Power Company, Inc.
   4.709%, 2007 (3)(7)                                  3,000,000      2,991,189
Commonwealth Edison Company
   5.95%, 2016 (3)                                      2,000,000      1,957,770
Dominion Resources, Inc.
   4.125%, 2008 (3)                                     2,800,000      2,770,846
DPL, Inc.
   6.875%, 2011                                            25,000         26,540
FPL Group Capital, Inc.
   5.551%, 2008 (3)                                     3,000,000      3,003,117
NorthWestern Corporation
   5.875%, 2014                                            14,000         13,810
Powercor Australia LLC
   6.15%, 2008 (3)(5)(6)                                3,000,000      3,014,325
PSEG Energy Holdings LLC
   10.00%, 2009                                            53,000         57,836
   8.50%, 2011                                             34,000         36,720
WPS Resources Corporation
   6.11%, 2066 (4)                                      1,500,000      1,479,458
                                                                    ------------
                                                                      15,476,036
                                                                    ------------
ENTERTAINMENT - 0.1%
AMC Entertainment, Inc.
   8.00%, 2014                                             46,000         46,805
NCL Corporation
   10.625%, 2014 (7)                                       21,000         20,790

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS         SECURITY INCOME FUND CAPITAL PRESERVATION SERIES
March 31, 2007 (Unaudited) - continued

                                                       PRINCIPAL
                                                         AMOUNT         VALUE
                                                      -----------   ------------
CORPORATE BOND (CONTINUED)
ENTERTAINMENT (CONTINUED)
Universal City Development Partners
   11.75%, 2010                                       $    44,000   $     46,585
                                                                    ------------
                                                                         114,180
                                                                    ------------
ENVIRONMENTAL - 0.1%
Allied Waste North America, Inc.
   5.75%, 2011                                             50,000         48,750
   9.25%, 2012                                             37,000         39,035
Browning-Ferris Industries, Inc.
   9.25%, 2021                                             20,000         21,700
                                                                    ------------
                                                                         109,485
                                                                    ------------
FINANCIAL - OTHER - 0.3%
AAC Group Holding Corporation
   0.00%, 2012 (7)                                          5,000          4,488
Affinia Group, Inc.
   9.00%, 2014                                             30,000         30,450
AGFC Capital Trust I
   6.00%, 2067 (4)(5)(6)                                  500,000        500,678
Pxre Capital Trust I
   8.85%, 2027                                             31,000         31,465
Triad Acquisition Corporation
   11.125%, 2013                                           13,000         12,155
                                                                    ------------
                                                                         579,236
                                                                    ------------
FINANCIAL COMPANIES - CAPTIVE - 2.6%
Residential Capital LLC
   7.19%, 2009 (3)(4)(5)(6)                             5,000,000      4,956,355
                                                                    ------------
FINANCIAL COMPANIES - NONCAPTIVE
   CONSUMER - 2.2%
Nelnet, Inc.
   7.40%, 2036 (3)(4)                                   4,000,000      4,108,572
                                                                    ------------
FINANCIAL COMPANIES - NONCAPTIVE
   DIVERSIFIED - 2.1%
Core Investment Grade Bond Trust I
   4.642%, 2007 (3)(7)                                  3,891,304      3,870,875
                                                                    ------------
FOOD & BEVERAGE - 1.6%
Cadbury Schweppes US Finance LLC
   3.875%, 2008 (3)(5)(6)                               3,000,000      2,937,045
Harry & David Holdings, Inc.
   10.36%, 2012 (4)                                        12,000         12,270
Pinnacle Foods Group, Inc.
   8.25%, 2013                                             17,000         18,488
Swift & Company
   10.125%, 2009 (7)                                       27,000         27,878
   12.50%, 2010                                            10,000         10,500
Viskase Companies, Inc.
   11.50%, 2011                                            30,000         30,300
                                                                    ------------
                                                                       3,036,481
                                                                    ------------
GAMING - 0.1%
155 East Tropicana LLC
   8.75%, 2012                                             25,000         23,687

                                                       PRINCIPAL
                                                         AMOUNT         VALUE
                                                      -----------   ------------
CORPORATE BOND (CONTINUED)
GAMING (CONTINUED)
Caesars Entertainment, Inc.
   8.875%, 2008                                       $    21,000   $     21,893
MGM Mirage
   9.75%, 2007                                             25,000         25,125
MTR Gaming Group, Inc.
   9.75%, 2010                                             14,000         14,595
Poster Financial Group, Inc.
   8.75%, 2011                                             34,000         35,360
Resorts International Hotel and Casino, Inc.
   11.50%, 2009                                            32,000         33,920
Wheeling Island Gaming, Inc.
   10.125%, 2009                                           16,000         16,240
Wynn Las Vegas LLC
   6.625%, 2014                                            32,000         31,680
                                                                    ------------
                                                                         202,500
                                                                    ------------
HEALTH CARE - 0.0%
InSight Health Services Corporation
   9.875%, 2011                                            13,000          3,900
Tenet Healthcare Corporation
   6.375%, 2011                                            12,000         11,220
   9.25%, 2015 (7)                                         58,000         57,420
                                                                    ------------
                                                                          72,540
                                                                    ------------
HOME CONSTRUCTION - 0.0%
Beazer Homes USA, Inc.
   8.625%, 2011                                            22,000         21,505
   8.375%, 2012                                            27,000         25,987
K Hovnanian Enterprises, Inc.
   8.875%, 2012                                            31,000         29,838
                                                                    ------------
                                                                          77,330
                                                                    ------------
INDEPENDENT ENERGY - 0.1%
El Paso Production Holding Company
   7.75%, 2013                                             34,000         35,530
Stone Energy Corporation
   8.25%, 2011                                             57,000         56,786
Whiting Petroleum Corporation
   7.25%, 2012                                             10,000          9,825
   7.25%, 2013                                              4,000          3,930
                                                                    ------------
                                                                         106,071
                                                                    ------------
INSURANCE - LIFE - 1.3%
AXA S.A.
   6.379%, 2049 (4)(5)(6)                               1,000,000        959,851
Metlife, Inc.
   6.40%, 2036                                          1,500,000      1,464,590
                                                                    ------------
                                                                       2,424,441
                                                                    ------------
INSURANCE - PROPERTY & CASUALTY - 4.6%
Atlantic Mutual Insurance Company
   8.15%, 2028 (5)(6)                                      59,000         36,001
Navigators Group, Inc.
   7.00%, 2016                                          1,000,000      1,033,804

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS         SECURITY INCOME FUND CAPITAL PRESERVATION SERIES
March 31, 2007 (Unaudited) - continued

                                                       PRINCIPAL
                                                         AMOUNT         VALUE
                                                      -----------   ------------
CORPORATE BOND (CONTINUED)
INSURANCE - PROPERTY & CASUALTY (CONTINUED)
Safeco Corporation
   4.20%, 2008 (3)                                    $ 1,500,000   $  1,484,787
Swiss Re Capital I, LP
   6.854%, 2049 (3)(4)(5)(6)                            3,000,000      3,099,192
TIG Capital Trust I
   8.597%, 2027 (5)(6)                                     34,000         30,048
Travelers Property Casualty Corporation
   3.75%, 2008 (3)                                      3,000,000      2,949,159
                                                                    ------------
                                                                       8,632,991
                                                                    ------------
LODGING - 0.0%
Sheraton Holding Corporation
   7.375%, 2015                                            25,000         26,055
                                                                    ------------
MEDIA - CABLE - 1.2%
Cablevision Systems Corporation
   9.87%, 2009 (4)                                         22,000         23,320
CSC Holdings, Inc.
   7.875%, 2007                                            41,000         41,461
   7.25%, 2008                                             17,000         17,234
Echostar DBS Corporation
   6.625%, 2014                                            19,000         19,119
Insight Midwest, LP
   9.75%, 2009                                             10,000         10,162
Mediacom LLC
   9.50%, 2013                                             30,000         30,938
Shaw Communications, Inc.
   8.25%, 2010                                             54,000         57,780
Univision Communications, Inc.
   3.50%, 2007 (3)                                      1,985,000      1,955,225
                                                                    ------------
                                                                       2,155,239
                                                                    ------------
MEDIA - NON CABLE - 0.1%
Cenveo Corporation
   7.875%, 2013                                            33,000         32,340
Dex Media East LLC
   12.13%, 2012                                            92,000        100,625
Primedia, Inc.
   10.735%, 2010 (4)                                       43,000         44,505
   8.875%, 2011                                            29,000         29,797
RH Donnelley, Inc.
   10.88%, 2012                                            27,000         29,160
Sinclair Broadcast Group, Inc.
   8.00%, 2012                                             10,000         10,350
                                                                    ------------
                                                                         246,777
                                                                    ------------
METALS & MINING - 0.1%
Ispat Inland ULC
   9.75%, 2014                                             38,000         41,938
Trimas Corporation
   9.875%, 2012                                            40,000         39,950

                                                       PRINCIPAL
                                                         AMOUNT         VALUE
                                                      -----------   ------------
CORPORATE BOND (CONTINUED)
METALS & MINING (CONTINUED)
United States Steel Corporation
   9.75%, 2010                                        $    41,000   $     43,050
                                                                    ------------
                                                                         124,938
                                                                    ------------
NATURAL GAS PIPELINES - 0.1%
Southern Natural Gas Company
   8.875%, 2010                                            33,000         34,465
Williams Companies, Inc.
   8.125%, 2012 (7)                                        53,000         57,637
   8.75%, 2032 (7)                                         24,000         27,660
                                                                    ------------
                                                                         119,762
                                                                    ------------
NON U.S. BANKING - 1.1%
Standard Chartered plc
   6.409%, 2049 (3)(4)(5)(6)                            2,000,000      1,972,526
                                                                    ------------
OIL FIELD SERVICES - 0.0%
Secunda International, Ltd.
   13.36%, 2012 (4)                                        21,000         21,787
                                                                    ------------
PACKAGING - 0.0%
Constar International, Inc.
   8.735%, 2012 (4)(6)                                     15,000         15,300
                                                                    ------------
PAPER - 0.1%
Cascades, Inc.
   7.25%, 2013                                             39,000         39,000
Georgia-Pacific Corporation
   8.00%, 2024                                             51,000         51,255
Tembec Industries, Inc.
   8.625%, 2009                                            46,000         32,487
   8.50%, 2011                                             78,000         49,335
                                                                    ------------
                                                                         172,077
                                                                    ------------
RAILROADS - 1.6%
Grupo Transportacion Ferroviaria
Mexicana S.A. DE CV
   9.375%, 2012                                            35,000         37,625
   12.50%, 2012                                            19,000         20,368
Kansas City Southern Railway
   9.50%, 2008                                             59,000         61,802
   7.50%, 2009                                             20,000         20,450
TTX Company
   3.875%, 2008 (3)(5)(6)                               3,000,000      2,944,524
                                                                    ------------
                                                                       3,084,769
                                                                    ------------
REIT'S - 7.0%
BF Saul Reit
   7.50%, 2014                                             21,000         21,315
HRPT Properties Trust
   5.95%, 2011 (3)(4)                                   5,000,000      5,000,255
iStar Financial, Inc.
   4.875%, 2009 (3)                                     3,000,000      2,977,251

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS         SECURITY INCOME FUND CAPITAL PRESERVATION SERIES
March 31, 2007 (Unaudited) - continued

                                                       PRINCIPAL
                                                         AMOUNT         VALUE
                                                      -----------   ------------
CORPORATE BOND (CONTINUED)
REIT'S (CONTINUED)
Simon Property Group, LP
   7.125%, 2007 (3)                                   $ 5,000,000   $  5,039,455
                                                                    ------------
                                                                      13,038,276
                                                                    ------------
RETAILERS - 0.0%
Foot Locker, Inc.
   8.50%, 2022                                             25,000         25,625
Gregg Appliances, Inc.
   9.00%, 2013                                             17,000         17,850
Petro Stopping Centers, LP
   9.00%, 2012                                             34,000         35,020
Toys R US, Inc.
   7.375%, 2018                                            21,000         18,060
                                                                    ------------
                                                                          96,555
                                                                    ------------
SERVICES - 0.0%
Allied Security Escrow Corporation
   11.375%, 2011                                           22,000         22,440
Cornell Companies, Inc.
   10.75%, 2012                                            30,000         32,775
                                                                    ------------
                                                                          55,215
                                                                    ------------
TECHNOLOGY - 0.1%
Lucent Technologies, Inc.
   6.45%, 2029                                             55,000         49,637
Nortel Networks Corporation
   6.875%, 2023                                            31,000         28,830
Sanmina-SCI Corporation
   6.75%, 2013                                             66,000         60,060
UGS Corporation
   10.00%, 2012                                            30,000         32,813
                                                                    ------------
                                                                         171,340
                                                                    ------------
TELECOMMUNICATIONS - WIRELESS - 0.1%
Millicom International Cellular S.A
   10.00%, 2013 (7)                                        42,000         45,990
Nextel Communications, Inc.
   7.375%, 2015                                            65,000         67,230
Nextel Partners, Inc.
   8.125%, 2011                                            27,000         28,202
                                                                    ------------
                                                                         141,422
                                                                    ------------
TELECOMMUNICATIONS - WIRELINES - 0.1%
AT&T Corporation
   7.30%, 2011 (7)                                         37,000         40,166
   8.00%, 2031 (7)                                         37,000         45,724
Axtel S.A. de CV
   11.00%, 2013                                            13,000         14,462
Cincinnati Bell, Inc.
   7.25%, 2013                                              9,000          9,337
   8.375%, 2014                                            71,000         72,598
Qwest Corporation
   8.605%, 2013 (4)                                        10,000         10,900
   7.25%, 2025                                             42,000         43,313

                                                       PRINCIPAL
                                                         AMOUNT         VALUE
                                                      -----------   ------------
CORPORATE BOND (CONTINUED)
TELECOMMUNICATIONS - WIRELINES (CONTINUED)
Securus Technologies, Inc.
   11.00%, 2011                                       $    18,000   $     17,730
                                                                    ------------
                                                                         254,230
                                                                    ------------
TOBACCO - 0.0%
Alliance One International, Inc.
   11.00%, 2012                                            21,000         23,100
                                                                    ------------
TRANSPORTATION SERVICES - 0.0%
Ship Finance International, Ltd.
   8.50%, 2013                                             46,000         47,150
                                                                    ------------
U.S. BANKING - 0.5%
PartnerRe Finance II
   6.44%, 2066 (4)                                      1,000,000        988,592
                                                                    ------------
TOTAL CORPORATE BOND (Cost $85,889,933)                             $ 85,566,721
                                                                    ------------
PREFERRED STOCK - 5.4%
INSURANCE BROKERS - 4.3%
Capital Trust Pass-Thru
   4.50%, 2007 (3)(4)(5)(6)                                 5,000      5,015,000
WoodBourne Pass-Through Trust
   6.42%, 2008 (3)(4)(5)(6)                                    30      3,004,687
                                                                    ------------
                                                                       8,019,687
                                                                    ------------
PROPERTY & CASUALTY INSURANCE - 1.1%
Aspen Insurance Holdings, Ltd.
   7.401%, 2017 (3)(4)(7)                                  80,000      2,060,000
                                                                    ------------
TOTAL PREFERRED STOCK (Cost $9,931,510)                             $ 10,079,687
                                                                    ------------
MORTGAGE BACKED SECURITIES - 19.4%
OTHER NON-AGENCY - 15.4%
CMO'S - 15.4%
Chaseflex Trust
   2006-1, 5.935% - 2036 (3)(4)                         5,000,000      5,036,764
Countrywide Alternative Loan Trust
   2005-30CB, 5.62% - 2035 (3)(4)                       4,140,156      4,128,843
Harborview Mortgage Loan Trust
   2005-9, 5.66% - 2035 (3)(4)                          1,951,451      1,957,611
JP Morgan Alternative Loan Trust
   2006-S2, 5.81% - 2036 (3)                            3,000,000      2,999,526
   2006-S3, 6.00% - 2036 (3)                            5,000,000      4,996,686
JP Morgan Mortgage Trust
   2004-A5 4A2, 4.835% - 2034 (3)(4)                    3,275,954      3,236,719
Master Adjustable Rate Mortgages Trust
   2003-5, 4.447% - 2033 (3)(4)                         2,413,592      2,412,526
Washington Mutual, Inc.
   2005-AR16 1A1, 5.113% - 2035 (3)(4)                  3,984,764      3,951,696
                                                                    ------------
                                                                      28,720,371
                                                                    ------------

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS         SECURITY INCOME FUND CAPITAL PRESERVATION SERIES
March 31, 2007 (Unaudited) - continued

                                                       PRINCIPAL
                                                         AMOUNT         VALUE
                                                      -----------   ------------
MORTGAGE BACKED SECURITIES (CONTINUED)
U.S. GOVERNMENT SPONSORED AGENCIES - 1.6%
PASS-THRU'S - 1.6%
Federal Home Loan Mortgage Corporation
   #1B2544, 5.293% - 2036 (3)(4)                      $ 3,003,656   $  3,000,859
                                                                    ------------
U.S. GOVERNMENT SPONSORED SECURITIES - 2.4%
CMO'S - 2.4%
Government National Mortgage Association
   GNR 2006-23 A, 6.00% - 2033 (3)                      4,594,397      4,561,774
                                                                    ------------
TOTAL MORTGAGE BACKED SECURITIES
   (Cost $36,243,395)                                               $ 36,283,004
                                                                    ------------
U.S. GOVERNMENT SECURITIES - 0.2%
U.S. Treasury Bill
   4.94%, 2007                                            200,000        199,724
   4.96%, 2007                                            200,000        198,201
                                                                    ------------
TOTAL U.S. GOVERNMENT SECURITIES
   (Cost $397,851)                                                  $    397,925
                                                                    ------------
ASSET BACKED SECURITIES - 24.2%
HOME EQUITY LOANS - 21.0%
Ameriquest Mortgage Securities, Inc.
   2005-R7, 5.58%, 2035 (3)(4)                          5,000,000      5,004,032
Asset Backed Securities Corporation Home Equity
   2005-HE6, 5.81%, 2035 (3)(4)                         5,000,000      4,998,386
Credit-Based Asset Servicing and Securitization LLC
   2004-CB4, 5.497%, 2035 (3)                           3,198,523      3,185,907
   2005-CB5, 5.58%, 2035 (3)(4)                         5,202,000      5,214,555
Fremont Home Loan Trust
   2005-2, 5.57%, 2035 (3)(4)                           3,766,431      3,768,120
Option One Mortgage Loan Trust
   2005-3, 5.57%, 2035 (3)(4)                           3,000,000      3,002,667
Residential Asset Mortgage Products, Inc.
   2005-RS7, 5.59%, 2035 (3)(4)                         4,312,167      4,315,912
Residential Asset Securities Corporation
   2005-KS7, 5.55%, 2035 (3)(4)                         5,776,428      5,782,482
Structured Asset Investment Loan Trust
   2005-HE3, 5.57%, 2035 (3)(4)                         4,000,000      4,002,852
                                                                    ------------
                                                                      39,274,913
                                                                    ------------
OTHER - 3.2%
Silverado CLO, Ltd.
   2006-2A, 5.813%, 2020 (3)(4)(5)(6)                   6,000,000      5,999,160
                                                                    ------------
TOTAL ASSET BACKED SECURITIES
   (Cost $45,292,969)                                               $ 45,274,073
                                                                    ------------

                                                       PRINCIPAL
                                                         AMOUNT         VALUE
                                                      -----------   ------------
ASSET BACKED COMMERCIAL PAPER - 2.7%
FINANCIAL COMPANIES - MISCELLANEOUS
RECEIVABLES - 0.6%
Fairway Finance Corporation
   5.28%, 4/3/2007                                      1,100,000   $  1,099,677
                                                                    ------------
FINANCIAL COMPANIES - TRADE RECEIVABLES - 2.1%
Sheffield Receivables Corporation
   5.28%, 4/2/2007 (3)                                  2,600,000      2,599,616
   5.29%, 4/4/2007                                      1,400,000      1,399,383
                                                                    ------------
                                                                       3,998,999
                                                                    ------------
TOTAL ASSET BACKED COMMERCIAL PAPER
   (Cost $5,098,676)                                                $  5,098,676
                                                                    ------------
COMMERCIAL PAPER - 1.5%
ELECTRIC - 0.9%
Florida Power & Light Company
   5.27%, 4/5/2007 (3)                                  1,700,000      1,699,004
                                                                    ------------
FINANCIAL - OTHER - 0.6%
Countrywide Financial Corporation
   5.45%, 4/2/2007                                      1,000,000        999,849
                                                                    ------------
TOTAL COMMERCIAL PAPER (Cost $2,698,853)                            $  2,698,853
                                                                    ------------
TOTAL INVESTMENTS (SECURITY INCOME FUND - CAPITAL
   PRESERVATION SERIES)
   (COST $185,553,187) - 99.1%                                      $185,398,939
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.9%                           1,685,617
                                                                    ------------
TOTAL NET ASSETS - 100.0%                                           $187,084,556
                                                                    ============

FOOTNOTES

Percentages are stated as a percent of net assets.

For federal income tax purposes the identified cost of investments owned at 3/31/2007 was $185,574,725.

1    - Security is deemed illiquid. See Notes to financial statements.

2    - Security is in default of interest and/or principal obligations.

3    - Security is segregated as collateral for open futures contracts.

4    - Variable rate security. Rate indicated is rate effective at March 31,
       2007.

5    - Security was acquired through a private placement.

6    - Security is a 144A security, which places restrictions on resale. See
       Notes to financial statements.

7    - Security is a step-up bond. Rate indicated is rate effective at March 31,
       2007.

Glossary:

plc - Public Limited Company

See notes to financial statements.

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS           SECURITY INCOME FUND DIVERSIFIED INCOME SERIES
March 31, 2007 (Unaudited)

                                                       PRINCIPAL
                                                         AMOUNT         VALUE
                                                      -----------   ------------
CORPORATE BOND - 32.4%
AUTOMOTIVE - 0.1%
GMAC LLC
   6.31%, 2007                                        $    59,000   $     58,737
                                                                    ------------
BANKING - 4.6%
BankBoston Capital Trust IV
   5.94%, 2028 (1)                                        700,000        687,534
BOI Capital Funding No. 2, LP
   5.571%, 2049 (1)(2)(3)                                 350,000        341,908
Chase Capital III
   5.91%, 2027 (1)                                        700,000        684,697
Danske Bank A
   7.40%, 2010 (1)(2)(3)                                  475,000        476,940
JPMorgan Chase Capital XXII
   6.45%, 2037                                          1,000,000        980,079
Rabobank Capital Funding II
   5.26%, 2049 (1)(2)(3)                                  700,000        681,065
US Central Federal Credit Union
   2.70%, 2009                                            177,273        171,836
                                                                    ------------
                                                                       4,024,059
                                                                    ------------
BUILDING MATERIALS - 0.9%
Cemex
   6.64%, 2049 (1)(2)(3)                                  500,000        494,000
CRH America, Inc.
   6.95%, 2012                                            300,000        318,872
                                                                    ------------
                                                                         812,872
                                                                    ------------
CHEMICALS - 0.5%
PPG Industries, Inc.
   7.40%, 2019                                            350,000        399,855
                                                                    ------------
ELECTRIC - 5.5%
Arizona Public Service Company
   6.38%, 2011                                            300,000        311,135
Cincinnati Gas & Electric
   5.70%, 2012                                            300,000        305,192
Commonwealth Edison Company
   5.95%, 2016                                          1,000,000        978,885
Kansas Gas & Electric
   5.65%, 2021                                            300,000        294,966
TXU Electric Delivery Company
   6.38%, 2015                                            300,000        312,169
TXU Energy Company LLC
   5.85%, 2008 (1)(2)(3)(4)                             2,000,000      1,999,838
WPS Resources Corporation
   6.11%, 2066 (1)                                        600,000        591,783
                                                                    ------------
                                                                       4,793,968
                                                                    ------------
FINANCIAL - OTHER - 1.9%
Berkshire Hathaway Finance Corporation
   4.75%, 2012                                          1,000,000        984,863
Willis North America, Inc.
   5.63%, 2015                                            700,000        675,917
                                                                    ------------
                                                                       1,660,780
                                                                    ------------

                                                       PRINCIPAL
                                                         AMOUNT         VALUE
                                                      -----------   ------------
CORPORATE BOND (CONTINUED)
FINANCIAL COMPANIES - CAPTIVE - 3.4%
CIT Group Funding Company of Canada
   4.65%, 2010 (5)                                    $ 1,000,000   $    984,283
Residential Capital LLC
   7.19%, 2009 (1)(2)(3)(4)                             2,000,000      1,982,542
                                                                    ------------
                                                                       2,966,825
                                                                    ------------
FINANCIAL COMPANIES - NONCAPTIVE CONSUMER - 2.5%
Capital One Financial Corporation
   4.74%, 2007                                            350,000        349,709
Nelnet, Inc.
   7.40%, 2036 (1)(4)                                   1,500,000      1,540,715
SLM Corporation
   5.05%, 2014                                            325,000        317,577
                                                                    ------------
                                                                       2,208,001
                                                                    ------------
FINANCIAL COMPANIES - NONCAPTIVE DIVERSIFIED - 0.4%
General Electric Capital Corporation
   5.88%, 2012                                            300,000        309,731
                                                                    ------------
FOOD & BEVERAGE - 0.9%
General Mills, Inc.
   5.70%, 2017                                            800,000        802,277
                                                                    ------------
HEALTH CARE - 0.4%
Anthem, Inc.
   6.80%, 2012                                            300,000        319,840
                                                                    ------------
INDEPENDENT ENERGY - 0.4%
Devon Financing Corporation ULC
   6.88%, 2011                                            300,000        319,147
                                                                    ------------
INSURANCE - LIFE - 3.0%
AIG SunAmerica Global Financing X
   6.90%, 2032 (2)(3)                                     700,000        794,792
AXA S.A.
   6.379%, 2049 (1)(2)(3)                                 300,000        287,955
Lincoln National Corporation
   7.00%, 2066 (1)                                      1,000,000      1,047,903
Metlife, Inc.
   6.40%, 2036                                            500,000        488,197
                                                                    ------------
                                                                       2,618,847
                                                                    ------------
INSURANCE - PROPERTY & CASUALTY - 1.9%
Nationwide Mutual Insurance Company
   8.25%, 2031 (2)(3)                                     400,000        487,098
Navigators Group, Inc.
   7.00%, 2016                                            300,000        310,141
Swiss Re Capital I, LP
   6.854%, 2049 (1)(2)(3)                                 800,000        826,451
                                                                    ------------
                                                                       1,623,690
                                                                    ------------
MEDIA - CABLE - 0.3%
Jones Intercable, Inc.
   7.63%, 2008                                            275,000        280,762
                                                                    ------------

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS           SECURITY INCOME FUND DIVERSIFIED INCOME SERIES
March 31, 2007 (Unaudited) - continued

                                                       PRINCIPAL
                                                         AMOUNT         VALUE
                                                      -----------   ------------
CORPORATE BOND (CONTINUED)
NATURAL GAS PIPELINES - 0.7%
Consolidated Natural Gas Company
   6.63%, 2013                                        $   350,000   $    372,073
Express Pipeline, LP
   6.47%, 2013 (2)(3)                                     209,067        215,312
                                                                    ------------
                                                                         587,385
                                                                    ------------
NON U.S. BANKING - 1.4%
Standard Chartered plc
   6.409%, 2049 (1)(2)(3)(4)                            1,250,000      1,232,829
                                                                    ------------
RAILROADS - 0.8%
Canadian National Railway Company
   6.25%, 2034                                            700,000        722,241
                                                                    ------------
REIT's - 0.8%
Reckson Operating Partnership, LP
   5.15%, 2011                                            700,000        689,389
                                                                    ------------
SERVICES - 0.0%
American ECO Corporation
   9.625%, 2008 (2)(6)(7)(8)                               25,000             --
                                                                    ------------
TECHNOLOGY - 0.4%
Science Applications International
   Corporation
   7.13%, 2032                                            300,000        324,433
                                                                    ------------
TELECOMMUNICATIONS - WIRELESS - 0.8%
Nextel Communications, Inc.
   6.88%, 2013                                            700,000        717,123
                                                                    ------------
TRANSPORTATION SERVICES - 0.4%
TTX Company
   4.90%, 2015 (2)(3)                                     350,000        334,025
                                                                    ------------
U.S. Banking - 0.4%
PartnerRe Finance II
   6.44%, 2066 (1)                                        350,000        346,007
                                                                    ------------
TOTAL CORPORATE BOND (Cost $28,139,364)                             $ 28,152,823
                                                                    ------------
PREFERRED STOCK - 1.9%
INSURANCE BROKERS - 0.9%
WoodBourne Pass-Through Trust
   6.42%, 2008 (1)(2)(3)                                        8        801,250
                                                                    ------------
PROPERTY & CASUALTY INSURANCE - 1.0%
Aspen Insurance Holdings, Ltd.
   7.401%, 2017 (1)(5)                                     32,000        824,000
                                                                    ------------
TOTAL PREFERRED STOCK (Cost $1,603,864)                             $  1,625,250
                                                                    ------------

                                                       PRINCIPAL
                                                         AMOUNT         VALUE
                                                      -----------   ------------
COMMERCIAL MORTGAGE BACKED SECURITIES - 0.3%
OTHER NON-AGENCY - 0.3%
Chase Commercial Mortgage Securities
   Corporation
   1998-1, 6.56% - 2030                               $   225,000   $    227,517
                                                                    ------------
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES
   (Cost $222,125)                                                  $    227,517
                                                                    ------------
MORTGAGE BACKED SECURITIES - 55.4%
OTHER NON-AGENCY - 13.1%
CMO's - 13.1%
Chase Mortgage Finance Corporation
   2005-A1 2A2, 5.242% -
      2035 (1)(4)                                       1,529,306      1,517,411
Chaseflex Trust
   2006-1, 5.935% - 2036 (1)(4)                         2,000,000      2,014,706
Homebanc Mortgage Trust
   2006-1, 6.146% - 2037 (1)(4)                         1,601,822      1,629,034
JP Morgan Alternative Loan Trust
   2006-S2, 5.81% - 2036 (4)                            2,000,000      1,999,684
   2006-S3, 6.00% - 2036 (4)                            1,671,000      1,669,892
JP Morgan Mortgage Trust
      2006-A3, 5.299% - 2036 (1)                          963,384        963,772
Washington Mutual, Inc.
   2005-AR16 1A1, 5.113% -
      2035 (1)(4)                                       1,593,906      1,580,679
                                                                    ------------
                                                                      11,375,178
                                                                    ------------
U.S. GOVERNMENT SPONSORED
AGENCIES - 41.4%
CMO's - 5.5%
Federal Home Loan Mortgage Corporation
   FHR 2520 AG, 5.00% - 2016 (4)                        1,326,922      1,320,709
Federal National Mortgage Association
   FNR 2005-46 TW, 5.00% -
      2018 (4)                                          1,800,000      1,776,982
   FNR 1990-108 G, 7.00% - 2020                            41,716         42,697
   FNR 2005-24 AH, 5.00% -
      2029 (4)                                          1,624,612      1,607,546
                                                                    ------------
                                                                       4,747,934
                                                                    ------------
PASS-THRU'S - 35.9%
Federal Home Loan Mortgage Corporation
   #E01378, 5.00% - 2018 (4)                            1,438,613      1,422,953
   #E01488, 5.00% - 2018                                1,119,450      1,106,978
   #E01538, 5.00% - 2018                                1,134,854      1,122,074
   #C44050, 7.00% - 2030                                   24,278         25,267
   #C01172, 6.50% - 2031                                   37,358         38,098
   #C01210, 6.50% - 2031                                   45,602         46,952
   #C50964, 6.50% - 2031                                   45,386         46,285
   #C50967, 6.50% - 2031                                   11,667         12,013
   #C01277, 7.00% - 2031                                   75,013         77,327
   #C01292, 6.00% - 2032                                  196,669        199,464
   #C62801, 6.00% - 2032                                   96,562         97,935
   #C01287, 6.50% - 2032                                  127,480        130,004

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS           SECURITY INCOME FUND DIVERSIFIED INCOME SERIES
March 31, 2007 (Unaudited) - continued

                                                       PRINCIPAL
                                                         AMOUNT         VALUE
                                                      -----------   ------------
MORTGAGE BACKED SECURITIES (CONTINUED)
U.S. GOVERNMENT SPONSORED AGENCIES
   (CONTINUED)
PASS-THRU'S (CONTINUED)
Federal Home Loan Mortgage Corporation
   (continued)
   #C76358, 5.00% - 2033                              $ 1,149,728   $  1,114,495
   #C78238, 5.50% - 2033                                1,101,409      1,092,431
   #A16943, 6.00% - 2033                                  737,978        747,280
   #G08014, 5.00% - 2034 (4)                            1,543,255      1,494,292
   #G08015, 5.50% - 2034 (4)                            1,402,690      1,390,304
   #A17903, 6.00% - 2034                                  931,496        941,444
   #1B2544, 5.293% - 2036 (1)(4)                        2,086,672      2,084,729
   #G02109, 6.00% - 2036 (4)                            1,753,299      1,768,530
Federal National Mortgage Association
   #254473, 5.50% - 2017                                1,090,682      1,096,052
   #720714, 4.50% - 2018                                1,125,073      1,092,187
   #555549, 5.00% - 2018 (4)                            1,355,271      1,336,446
   #750465, 5.00% - 2018 (4)                            1,137,504      1,124,789
   #780952, 4.00% - 2019 (4)                            1,515,534      1,432,548
   #252806, 7.50% - 2029                                   29,929         31,373
   #252874, 7.50% - 2029                                   26,819         28,113
   #535277, 7.00% - 2030                                   20,352         20,993
   #190307, 8.00% - 2030                                   15,383         16,248
   #253356, 8.00% - 2030                                   17,553         18,540
   #541735, 8.00% - 2030                                   20,102         21,232
   #585348, 6.50% - 2031                                   33,171         33,839
   #254477, 5.50% - 2032                                  452,614        447,857
   #254198, 6.00% - 2032                                  269,261        271,258
   #254377, 6.00% - 2032                                  374,616        379,327
   #666750, 6.00% - 2032                                  398,152        401,105
   #254346, 6.50% - 2032                                  128,186        130,764
   #545691, 6.50% - 2032                                  169,160        172,563
   #659790, 6.50% - 2032                                  158,829        163,296
   #640008, 7.00% - 2032                                   87,137         89,880
   #702879, 5.00% - 2033 (4)                            1,169,140      1,132,547
   #709805, 5.00% - 2033                                1,031,191        998,915
   #688328, 5.50% - 2033                                  847,310        840,367
   #689108, 5.50% - 2033                                  547,091        542,677
   #709748, 5.50% - 2033                                1,109,995      1,101,041
   #713971, 5.50% - 2033                                1,008,843      1,000,576
   #754903, 5.50% - 2033                                  702,586        692,713
   #725033, 6.00% - 2034                                  531,410        537,756
   #255554, 5.50% - 2035                                1,108,652      1,098,925
                                                                    ------------
                                                                      31,212,782
                                                                    ------------
                                                                      35,960,716
                                                                    ------------
U.S. GOVERNMENT SPONSORED
SECURITIES - 0.9%
PASS-THRU'S - 0.9%
Government National Mortgage
   Association
   #313107, 7.00% - 2022                                   56,330         58,546

                                                       PRINCIPAL
                                                         AMOUNT         VALUE
                                                      -----------   ------------
MORTGAGE BACKED SECURITIES (CONTINUED)
U.S. GOVERNMENT SPONSORED SECURITIES
   (CONTINUED)
PASS-THRU'S (CONTINUED)
Government National Mortgage
   Association (continued)
   #328618, 7.00% - 2022                              $    16,070   $     16,702
   #352022, 7.00% - 2023                                   35,404         36,797
   #369303, 7.00% - 2023                                   59,973         62,332
   G2 1260, 7.00% - 2023                                    5,839          6,049
   #347017, 7.00% - 2024                                   24,333         25,290
   #371006, 7.00% - 2024                                   18,536         19,265
   #371012, 7.00% - 2024                                   28,532         29,654
   G2 1849, 8.50% - 2024                                    4,825          5,158
   #780454, 7.00% - 2026                                   40,841         42,447
   G2 2320, 7.00% - 2026                                   10,586         10,965
   G2 2270, 8.00% - 2026                                   10,076         10,644
   G2 2445, 8.00% - 2027                                   14,679         15,506
   #464356, 6.50% - 2028                                   32,995         33,853
   G2 2689, 6.50% - 2028                                   19,010         19,475
   #462680, 7.00% - 2028                                   28,111         29,217
   G2 2616, 7.00% - 2028                                   18,673         19,343
   #518436, 7.25% - 2029                                   19,480         20,204
   #491492, 7.50% - 2029                                   16,684         17,373
   #510704, 7.50% - 2029                                   28,353         29,525
   #781079, 7.50% - 2029                                   14,267         14,856
   #479229, 8.00% - 2030                                   17,358         18,406
   #479232, 8.00% - 2030                                   10,559         11,197
   #508342, 8.00% - 2030                                   31,825         33,747
   G2 2909, 8.00% - 2030                                   16,197         17,109
   #538285, 6.50% - 2031                                   39,282         40,304
   #564472, 6.50% - 2031                                  116,068        119,417
   #552324, 6.50% - 2032                                   66,650         68,384
                                                                         831,765
                                                                    ------------
TOTAL MORTGAGE BACKED SECURITIES
   (Cost $48,734,443)                                               $ 48,167,659
                                                                    ------------
U.S. GOVERNMENT SPONSORED AGENCY BONDS &
   NOTES - 1.8%
Federal National Mortgage Association
   6.63% - 2030                                           250,000        294,689
   7.13% - 2030 (4)                                     1,000,000      1,241,519
                                                                    ------------
TOTAL U.S. GOVERNMENT SPONSORED AGENCY
   BONDS & NOTES
   (Cost $1,285,793)                                                $  1,536,208
                                                                    ------------
U.S. GOVERNMENT SECURITIES - 1.4%
U.S. Treasury Bill
   4.94%, 2007                                            125,000        124,827
   4.96%, 2007                                             25,000         24,775

     The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS           SECURITY INCOME FUND DIVERSIFIED INCOME SERIES
March 31, 2007 (Unaudited) - continued

                                                       PRINCIPAL
                                                         AMOUNT         VALUE
                                                      -----------   ------------
U.S. GOVERNMENT SECURITIES (CONTINUED)
U.S. Treasury Bonds
   5.38%, 2031                                        $ 1,000,000   $  1,066,094
                                                                    ------------
TOTAL U.S. GOVERNMENT SECURITIES
   (Cost $1,252,561)                                                $  1,215,696
                                                                    ------------
ASSET BACKED SECURITIES - 1.7%
HOME EQUITY LOANS - 1.7%
Credit-Based Asset Servicing and
   Securitization LLC
   2005-CB5, 5.58%, 2035 (1)(4)                         1,500,000      1,503,620
                                                                    ------------
TOTAL ASSET BACKED SECURITIES (Cost $1,500,000)                     $  1,503,620
                                                                    ------------
ASSET BACKED COMMERCIAL PAPER - 3.3%
FINANCIAL COMPANIES - TRADE
RECEIVABLES - 3.3%
Sheffield Receivables Corporation
   5.35%, 4/2/2007                                      1,100,000      1,099,836
   5.29%, 4/4/2007 (4)                                  1,800,000      1,799,207
                                                                    ------------
                                                                       2,899,043
                                                                    ------------
TOTAL ASSET BACKED COMMERCIAL PAPER
   (Cost $2,899,043)                                                $  2,899,043
                                                                    ------------
COMMERCIAL PAPER - 2.1%
FINANCIAL - OTHER - 2.1%
Countrywide Financial Corporation
   5.45%, 4/2/2007 (4)                                  1,800,000      1,799,728
                                                                    ------------
TOTAL COMMERCIAL PAPER (Cost $1,799,728)                            $  1,799,728
                                                                    ------------
REPURCHASE AGREEMENT - 0.2%
United Missouri Bank, 4.89%,
   dated 03-30-07, matures
   04-02-07; repurchase amount
   $206,084 (Collateralized by
   FHLB, 4.875%, 10-05-11 with a
   value of $214,931)                                 $   206,000   $    206,000
                                                                    ------------
TOTAL REPURCHASE AGREEMENT (Cost $206,000)                          $    206,000
                                                                    ------------
TOTAL INVESTMENTS (SECURITY INCOME FUND -
   DIVERSIFIED INCOME SERIES)
   (COST $87,642,921) - 100.5%                                      $ 87,333,544
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.5)%                          (460,443)
                                                                    ------------
TOTAL NET ASSETS - 100.0%                                           $ 86,873,101
                                                                    ============

FOOTNOTES

Percentages are stated as a percent of net assets. For federal income tax purposes the identified cost of investments owned at 3/31/2007 was $88,172,284.

1   - Variable rate security. Rate indicated is rate effective at March 31,
      2007.

2   - Security was acquired through a private placement.

3   - Security is a 144A security, which places restrictions on resale. See
      Notes to financial statements.

4   - Security is segregated as collateral for open futures contracts.

5   - Security is a step-up bond. Rate indicated is rate effective at March 31,
      2007.

6   - Security is deemed illiquid. See Notes to financial statements.

7   - Security is in default of interest and/or principal obligations.

8   - Security is fair valued by the Board of Directors. See Notes to financial statements.

Glossary:

plc - Public Limited Company

See notes to financial statements.

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                   SECURITY INCOME FUND HIGH YIELD SERIES
March 31, 2007 (Unaudited)

                                                         SHARES         VALUE
                                                      -----------   ------------
COMMON STOCK - 0.5%
MORTGAGE REIT'S - 0.2%
HomeBanc Corporation                                       20,000   $     69,800
Opteum, Inc.                                               15,250         68,625
                                                                    ------------
                                                                         138,425
                                                                    ------------
OIL & GAS STORAGE & TRANSPORTATION - 0.3%
Double Hull Tankers, Inc.                                  15,000        221,700
                                                                    ------------
TOTAL COMMON STOCK (Cost $553,305)                                  $    360,125
                                                                    ------------
PREFERRED STOCK - 2.5%
DEPARTMENT STORES - 0.2%
Sears Holdings Corporation *                                2,000         47,000
Sears Holdings Corporation *                                5,000        116,719
                                                                    ------------
                                                                         163,719
                                                                    ------------
REAL ESTATE INVESTMENT TRUSTS - 2.3%
Hospitality Properties Trust                               25,000        617,500
Mills Corporation                                             875        902,344
                                                                    ------------
                                                                       1,519,844
                                                                    ------------
TOTAL PREFERRED STOCK (Cost $1,633,438)                             $  1,683,563
                                                                    ------------

                                                       PRINCIPAL
                                                         AMOUNT         VALUE
                                                      -----------   ------------
CONVERTIBLE BOND - 2.6%
AEROSPACE & DEFENSE - 0.7%
DRS Technologies, Inc.
   2.00%, 2026 (1)(2)                                 $   450,000        473,625
                                                                    ------------
AUTOMOBILES (INCLUDING REPLACEMENT PARTS) - 0.5%
Sonic Automotive, Inc.
   5.25%, 2009                                            350,000        342,563
                                                                    ------------
HEALTH CARE - 0.7%
InvaCare Corporation
   4.125%, 2027 (1)(2)                                    500,000        482,731
                                                                    ------------
MEDIA - NON CABLE - 0.3%
Sinclair Broadcast Group, Inc.
   4.875%, 2018 (3)                                       200,000        196,750
                                                                    ------------
TELECOMMUNICATIONS - 0.4%
Nextel Communications, Inc.
   5.25%, 2010                                            250,000        248,125
                                                                    ------------
TOTAL CONVERTIBLE BOND (Cost $1,762,665)                            $  1,743,794
                                                                    ------------
CORPORATE BOND - 77.6%
AEROSPACE & DEFENSE - 4.2%
Bombardier, Inc.
   6.75%, 2012 (1)(2)                                     675,000        671,625
Esterline Technologies Corporation
   7.75%, 2013 (2)                                        350,000        359,625
L-3 Communications Corporation
   7.63%, 2012                                            725,000        746,750
Sequa Corporation
   9.00%, 2009                                            125,000        131,875

                                                       PRINCIPAL
                                                         AMOUNT         VALUE
                                                      -----------   ------------
CORPORATE BOND (CONTINUED)
AEROSPACE & DEFENSE (CONTINUED)
Vought Aircraft Industries, Inc.
   8.00%, 2011                                        $   925,000   $    906,500
                                                                    ------------
                                                                       2,816,375
                                                                    ------------
AIRLINES - 2.8%
Calair Capital Corporation
   8.13%, 2008                                            325,000        327,437
Continental Airlines, Inc.
   7.03%, 2011                                            272,036        274,076
   8.31%, 2011                                            352,645        363,665
Delta Air Lines, Inc.
   7.71%, 2011                                            225,000        229,219
   7.78%, 2012                                            699,344        708,960
                                                                    ------------
                                                                       1,903,357
                                                                    ------------
AUTOMOTIVE - 5.1%
General Motors Acceptance Corporation
   6.75%, 2014                                            350,000        344,082
   8.00%, 2031                                            750,000        804,108
Group 1 Automotive, Inc.
   8.25%, 2013                                            450,000        466,875
Sonic Automotive, Inc.
   8.63%, 2013                                            400,000        416,000
Tenneco, Inc.
   8.63%, 2014                                            450,000        469,125
TRW Automotive, Inc.
   7.00%, 2014 (1)(2)                                     200,000        196,000
   7.25%, 2017 (1)(2)                                     750,000        735,000
                                                                    ------------
                                                                       3,431,190
                                                                    ------------
BANKING - 3.1%
Cardtronics, Inc.
   9.25%, 2013 (3)                                        600,000        630,000
Doral Financial Corporation
   6.19%, 2007 (4)                                      1,250,000      1,181,279
E*Trade Financial Corporation
   8.00%, 2011                                            200,000        210,500
FCB Capital Trust
   8.05%, 2028                                             50,000         52,455
                                                                    ------------
                                                                       2,074,234
                                                                    ------------
BASIC INDUSTRY - OTHER - 0.1%
Mobile Services Group, Inc.
   9.75%, 2014 (1)(2)                                      75,000         79,312
                                                                    ------------
CHEMICALS - 0.3%
CNA Holdings, Inc.
   7.13%, 2009                                            100,000         96,000
Lyondell Chemical Company
   8.25%, 2016                                            100,000        107,000
                                                                    ------------
                                                                         203,000
                                                                    ------------
CONSTRUCTION MACHINERY - 1.7%
Case New Holland, Inc.
   9.25%, 2011                                            350,000        367,500

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                   SECURITY INCOME FUND HIGH YIELD SERIES
March 31, 2007 (Unaudited) - continued

                                                       PRINCIPAL
                                                         AMOUNT         VALUE
                                                      -----------   ------------
CORPORATE BOND (CONTINUED)
CONSTRUCTION MACHINERY (CONTINUED)
United Rentals North America, Inc.
   6.50%, 2012                                        $   375,000   $    374,063
   7.00%, 2014                                            375,000        374,062
                                                                    ------------
                                                                       1,115,625
                                                                    ------------
CONSUMER PRODUCTS - 0.2%
Hanesbrands, Inc.
   8.735%, 2014 (1)(2)(4)                                 100,000        101,875
                                                                    ------------
DISTRIBUTORS - 1.2%
SemGroup, LP
   8.75%, 2015 (1)(2)                                     800,000        812,000
                                                                    ------------
DIVERSIFIED MANUFACTURING - 1.1%
Briggs & Stratton Corporation
   8.88%, 2011                                            675,000        736,594
                                                                    ------------
ELECTRIC - 3.4%
AES Corporation
   9.50%, 2009                                            850,000        905,250
CMS Energy Corporation
   7.50%, 2009                                            175,000        179,594
East Coast Power LLC
   6.74%, 2008                                             11,524         11,619
   7.07%, 2012                                             56,347         57,567
GrafTech Finance, Inc.
   10.25%, 2012                                           385,000        404,250
Reliant Energy, Inc.
   9.25%, 2010                                            350,000        368,812
   6.75%, 2014                                            350,000        369,687
                                                                    ------------
                                                                       2,296,779
                                                                    ------------
ENTERTAINMENT - 0.9%
Speedway Motorsports, Inc.
   6.75%, 2013                                            625,000        620,313
                                                                    ------------
ENVIRONMENTAL - 0.2%
Casella Waste Systems, Inc.
   9.75%, 2013                                            100,000        106,000
                                                                    ------------
FINANCIAL - OTHER - 0.3%
Ford Motor Credit Company
   9.81%, 2012 (4)                                        200,000        212,039
                                                                    ------------
FOOD & BEVERAGE - 2.5%
Dean Foods Company
   8.15%, 2007                                            350,000        350,000
Dole Food Company, Inc.
   7.25%, 2010                                            350,000        334,250
   8.88%, 2011                                             50,000         49,375
Harry & David Holdings, Inc.
   9.00%, 2013                                            600,000        612,000
Land O' Lakes, Inc.
   8.75%, 2011                                             43,000         44,774

                                                       PRINCIPAL
                                                         AMOUNT         VALUE
                                                      -----------   ------------
CORPORATE BOND (CONTINUED)
FOOD & BEVERAGE (CONTINUED)
Pilgrim's Pride Corporation
   9.63%, 2011                                        $   300,000   $    312,000
                                                                    ------------
                                                                       1,702,399
                                                                    ------------
GAMING - 3.4%
American Casino & Entertainment Properties LLC
   7.85%, 2012                                            200,000        208,000
Galaxy Entertainment Finance Company, Ltd.
   9.88%, 2012 (1)(2)                                     525,000        573,563
Mandalay Resort Group
   6.50%, 2009                                            200,000        202,250
MGM Mirage
   6.75%, 2012                                            375,000        372,656
Mohegan Tribal Gaming Authority
   6.375%, 2009                                           250,000        248,750
Station Casinos, Inc.
   6.00%, 2012                                            575,000        557,031
Turning Stone Resort Casino Enterprise
   9.13%, 2014 (1)(2)                                     100,000        102,750
                                                                    ------------
                                                                       2,265,000
                                                                    ------------
HEALTH CARE - 5.0%
Coventry Health Care, Inc.
   6.13%, 2015                                            425,000        430,270
HCA, Inc.
   6.50%, 2016                                          1,150,000        978,938
InvaCare Corporation
   9.75%, 2015 (1)(2)                                     100,000        100,500
Select Medical Corporation
   7.625%, 2015                                           700,000        630,000
U.S. Oncology Holdings, Inc.
   10.58%, 2015 (4)                                       850,000        867,000
US Oncology, Inc.
   10.75%, 2014                                           325,000        362,375
                                                                    ------------
                                                                       3,369,083
                                                                    ------------
INDEPENDENT ENERGY - 2.3%
Copano Energy LLC
   8.125%, 2016                                           100,000        103,500
El Paso Production Holding Company
   7.75%, 2013                                            250,000        261,250
Magnum Hunter Resources, Inc.
   9.60%, 2012                                            657,000        688,207
MarkWest Energy Partners, LP
   8.50%, 2016                                            100,000        104,250
Plains Exploration & Production Company
   7.00%, 2017                                            200,000        201,000
Range Resources Corporation
   7.38%, 2013                                            175,000        178,719
                                                                    ------------
                                                                       1,536,926
                                                                    ------------

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                   SECURITY INCOME FUND HIGH YIELD SERIES
March 31, 2007 (Unaudited) - continued

                                                       PRINCIPAL
                                                         AMOUNT         VALUE
                                                      -----------   ------------
CORPORATE BOND (CONTINUED)
INDUSTRIAL - OTHER - 2.8%
Anixter International, Inc.
   5.95%, 2015                                        $   250,000   $    235,000
Belden CDT, Inc.
   7.00%, 2017 (1)(2)                                     200,000        204,004
Corrections Corporation of America
   7.50%, 2011                                             50,000         51,375
Iron Mountain, Inc.
   8.25%, 2011                                            250,000        250,000
USEC, Inc.
   6.75%, 2009                                          1,125,000      1,102,500
                                                                    ------------
                                                                       1,842,879
                                                                    ------------
INSURANCE - LIFE - 0.1%
Genamerica Capital I
   8.53%, 2027 (1)(2)                                      75,000         78,570
                                                                    ------------
INSURANCE - PROPERTY & CASUALTY - 2.4%
Fairfax Financial Holdings, Ltd.
   7.75%, 2012                                          1,605,000      1,596,975
                                                                    ------------
LODGING - 0.2%
Starwood Hotels & Resorts Worldwide, Inc.
   7.375%, 2007 (3)                                       150,000        150,116
                                                                    ------------
MEDIA - CABLE - 2.4%
Cablevision Systems Corporation
   9.87%, 2009 (4)                                        250,000        265,000
CSC Holdings, Inc.
   7.25%, 2008                                            125,000        126,719
   6.75%, 2012 (1)(2)(3)                                  175,000        173,687
Satelites Mexicanos S.A. de CV
   14.10%, 2011 (4)                                       878,505        927,921
Shaw Communications, Inc.
   7.25%, 2011                                            125,000        131,875
                                                                    ------------
                                                                       1,625,202
                                                                    ------------
MEDIA - NON CABLE - 4.2%
Block Communications, Inc.
   8.25%, 2015 (1)(2)                                     525,000        532,875
CMP Susquehanna Corporation
   9.88%, 2014 (1)(2)                                     800,000        820,000
Intelsat, Ltd.
   7.63%, 2012                                            275,000        264,000
Lamar Media Corporation
   6.63%, 2015                                            100,000         97,500
Morris Publishing Group LLC
   7.00%, 2013                                            900,000        859,500
Reader's Digest Association, Inc.
   9.00%, 2017 (1)(2)                                     100,000         96,250
RH Donnelley Finance Corporation I
   10.88%, 2012 (1)(2)                                    125,000        135,000
                                                                    ------------
                                                                       2,805,125
                                                                    ------------

                                                       PRINCIPAL
                                                         AMOUNT         VALUE
                                                      -----------   ------------
CORPORATE BOND (CONTINUED)
METALS & MINING - 2.4%
AK Steel Corporation
   7.88%, 2009                                        $   387,000   $    387,000
Asia Aluminum Holdings, Ltd.
   8.00%, 2011 (1)(2)                                     600,000        600,750
Bulong Operations Pty, Ltd.
   12.50%, 2008 (5)(6)                                     75,000             --
Noble Group, Ltd.
   6.63%, 2015 (1)(2)                                     450,000        424,145
PNA Group, Inc.
   10.75%, 2016 (1)(2)                                    175,000        188,125
                                                                    ------------
                                                                       1,600,020
                                                                    ------------
NATURAL GAS PIPELINES - 1.2%
Northwest Pipeline Corporation
   8.125%, 2010                                           100,000        104,063
Regency Energy Partners, LP
   8.38%, 2013 (1)(2)                                     200,000        204,000
Williams Companies, Inc.
   6.38%, 2010 (1)(2)                                     400,000        405,500
Williams Partners, LP
   7.25%, 2017 (1)(2)                                     100,000        105,750
                                                                    ------------
                                                                         819,313
                                                                    ------------
OIL FIELD SERVICES - 1.1%
Calfrac Holdings LP
   7.75%, 2015 (1)(2)                                     100,000         97,000
Hanover Compressor Company
   9.00%, 2014                                            100,000        108,250
Parker Drilling Company
   10.11%, 2010 (4)                                       217,000        221,340
Stallion Oilfield Services
   9.75%, 2015 (1)(2)                                     300,000        305,250
                                                                    ------------
                                                                         731,840
                                                                    ------------
PACKAGING - 3.5%
Ball Corporation
   6.88%, 2012                                            500,000        505,000
Graham Packaging Company, Inc.
   9.88%, 2014                                            375,000        382,500
Owens Brockway Glass Container, Inc.
   7.75%, 2011                                             50,000         51,625
Owens-Illinois, Inc.
   8.10%, 2007                                            675,000        675,000
Solo Cup Company
   8.50%, 2014                                            825,000        702,281
                                                                    ------------
                                                                       2,316,406
                                                                    ------------
PAPER - 1.3%
Georgia-Pacific Corporation
   7.13%, 2017 (1)(2)                                     175,000        175,438
Sino-Forest Corporation
   9.13%, 2011 (1)(2)                                     625,000        676,562
                                                                    ------------
                                                                         852,000
                                                                    ------------

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                   SECURITY INCOME FUND HIGH YIELD SERIES
March 31, 2007 (Unaudited) - continued

                                                       PRINCIPAL
                                                         AMOUNT         VALUE
                                                      -----------   ------------
CORPORATE BOND (CONTINUED)
PHARMACEUTICALS - 1.4%
Valeant Pharmaceuticals International
   7.00%, 2011                                        $   950,000   $    919,125
                                                                    ------------
REFINING - 0.3%
Frontier Oil Corporation
   6.63%, 2011                                            200,000        199,500
                                                                    ------------
REIT's - 1.0%
American Real Estate Partners, LP
   8.13%, 2012                                            350,000        356,125
   7.13%, 2013                                            350,000        345,625
                                                                    ------------
                                                                         701,750
                                                                    ------------
RESTAURANTS - 0.2%
Seminole Hard Rock Entertainment, Inc.
   7.848%, 2014 (1)(2)(4)                                 100,000        102,000
                                                                    ------------
RETAILERS - 5.0%
Blockbuster, Inc.
   9.00%, 2012 (3)                                        400,000        404,000
Duane Reade, Inc.
   9.75%, 2011                                            700,000        673,750
GSC Holdings Corporation
   8.00%, 2012                                            375,000        397,500
Michaels Stores, Inc.
   11.38%, 2016 (1)(2)                                  1,000,000      1,077,500
Saks, Inc.
   9.875%, 2011                                           700,000        778,750
                                                                    ------------
                                                                       3,331,500
                                                                    ------------
SERVICES - 0.4%
American ECO Corporation
   9.625%, 2008 (1)(5)(6)(7)                              125,000             --
Kansas City Southern de Mexico S.A. de
   CV
   7.625%, 2013 (1)(2)                                    250,000        252,812
                                                                    ------------
SUPERMARKETS - 0.0%
Fleming Companies, Inc.
   9.88%, 2012 (5)(6)(7)                                  100,000             --
                                                                    ------------
TECHNOLOGY - 2.1%
Freescale Semiconductor, Inc.
   10.13%, 2016 (1)(2)                                    725,000        726,813
NXP BV
   9.50%, 2015 (1)(2)                                     350,000        361,375
Seagate Technology HDD Holdings
   6.80%, 2016                                            350,000        351,750
                                                                    ------------
                                                                       1,439,938
                                                                    ------------
TELECOMMUNICATIONS - WIRELESS - 3.0%
American Cellular Corporation
   10.00%, 2011                                            87,000         92,111
Dobson Communications Corporation
   9.61%, 2012 (4)                                        150,000        154,313

                                                       PRINCIPAL
                                                         AMOUNT         VALUE
                                                      -----------   ------------
CORPORATE BOND (CONTINUED)
TELECOMMUNICATIONS - WIRELESS (CONTINUED)
iPCS, Inc.
   11.50%, 2012                                       $   500,000   $    550,000
Rural Cellular Corporation
   9.75%, 2010                                            825,000        849,750
   11.11%, 2012 (4)                                       350,000        364,000
                                                                    ------------
                                                                       2,010,174
                                                                    ------------
TELECOMMUNICATIONS - WIRELINES - 2.5%
EXDS, Inc.
   11.625%, 2010 (5)(6)(7)                                146,025             --
LCI International, Inc.
   7.25%, 2007                                          1,575,000      1,578,937
Qwest Corporation
   7.88%, 2011                                            100,000        106,250
                                                                    ------------
                                                                       1,685,187
                                                                    ------------
TEXTILE - 0.4%
Invista
   9.25%, 2012 (1)(2)                                     250,000        266,250
                                                                    ------------
TRANSPORTATION SERVICES - 1.9%
American Railcar Industries, Inc.
   7.50%, 2014 (1)(2)                                     100,000        102,750
Overseas Shipholding Group
   8.25%, 2013                                            500,000        523,750
Stena AB
   7.50%, 2013                                            250,000        253,750
U.S. Shipping Partners, LP Shipping
   Finance Corporation
   13.00%, 2014 (1)(2)                                    375,000        403,594
                                                                    ------------
                                                                       1,283,844
                                                                    ------------
TOTAL CORPORATE BOND (Cost $51,208,595)                             $ 51,992,627
                                                                    ------------
SENIOR FLOATING RATE INTERESTS - 4.7%
AUTOMOTIVE - 1.0%
Ford Motor Company
   8.36%, 2013 (4)(8)                                     698,250        700,190
                                                                    ------------
BUSINESS EQUIPMENT & SERVICES - 1.1%
VNU
   8.19%, 2013 (8)                                        746,250        752,080
                                                                    ------------
HEALTH CARE - 0.8%
DaVita, Inc.
   6.825%, 2012 (4)(8)                                    500,000        501,289
                                                                    ------------
HOTELS, MOTELS, INNS & CASINOS - 0.5%
Delphi Corporation
   8.125%, 2007 (4)(8)                                    350,000        350,875
                                                                    ------------

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                   SECURITY INCOME FUND HIGH YIELD SERIES
March 31, 2007 (Unaudited) - continued

                                                       PRINCIPAL
                                                         AMOUNT         VALUE
                                                      -----------   ------------
SENIOR FLOATING RATE INTERESTS (CONTINUED)
UTILITIES - 1.3%
NRG Energy, Inc.
   7.35%, 2013 (4)(8)                                 $   834,206   $    839,234
                                                                    ------------
TOTAL SENIOR FLOATING RATE INTERESTS
   (Cost $3,134,187)                                                $  3,143,668
                                                                    ------------
ASSET BACKED SECURITIES - 0.0%
OTHER - 0.0%
Pegasus Aviation Lease Securitization
   2000-1, 8.42%, 2030 (1)(5)(7)                          244,615             --
                                                                    ------------
TOTAL ASSET BACKED SECURITIES (Cost $186,124)                       $         --
                                                                    ------------
REPURCHASE AGREEMENT - 10.4%
United Missouri Bank, 4.89%,
   dated 03-30-07, matures
   04-02-07; repurchase amount
   $6,944,829 (Collateralized by
   GNMA, 5.50%, 12-20-32 & U.S.
   Treasury Note, 3.25%, 08-15-07
   with values of $3,297,642 and
   $3,783,198 respectively)                           $ 6,942,000   $  6,942,000
                                                                    ------------
   TOTAL REPURCHASE AGREEMENT (Cost $6,942,000)                     $  6,942,000
                                                                    ------------
TOTAL INVESTMENTS (SECURITY INCOME FUND - HIGH
   YIELD SERIES)                                                    $ 65,865,777
   (COST $65,420,314) - 98.3%
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.7%                           1,135,718
                                                                    ------------
TOTAL NET ASSETS - 100.0%                                           $ 67,001,495
                                                                    ============

FOOTNOTES

Percentages are stated as a percent of net assets.

For federal income tax purposes the identified cost of investments owned at 3/31/2007 was $65,164,776.

* -  Non-income producing security

1 -  Security was acquired through a private placement.

2 - Security is a 144A security, which places restrictions on resale. See Notes to financial statements.

3 - Security is a step-up bond. Rate indicated is rate effective at March 31, 2007.

4 -  Variable rate security. Rate indicated is rate effective at March 31, 2007.

5 -  Security is deemed illiquid. See Notes to financial statements.

6 -  Security is in default of interest and/or principal obligations.

7 - Security is fair valued by the Board of Directors. See Notes to financial statements.

8 - Security is a senior floating rate interest. See Notes to financial statements.

See notes to financial statements.

    The accompanying notes are an integral part of the financial statements.

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2007 (UNAUDITED)
                SECURITY INCOME FUND - INCOME OPPORTUNITY SERIES

                                                       PRINCIPAL       MARKET
                                                         AMOUNT         VALUE
                                                      -----------   ------------
SENIOR FLOATING RATE INTERESTS - 97.2%(3)
AEROSPACE & DEFENSE - 5.6%
Alion Science and Technology Corporation:
   Term Loan , 8.07% - 2009                           $     2,364   $      2,376
   Term Loan , 8.07% - 2009                               762,014        765,824
   Term Loan , 8.10% - 2009                                 2,364          2,376
BE Aerospace, Inc.:
   Term Loan B, 7.10% - 2012                              150,000        150,563
   Term Loan B, 7.11% - 2012                              183,333        184,020
   Term Loan B, 7.12% - 2012                              250,000        250,938
   Term Loan B, 7.14% - 2012                              250,000        250,938
DynCorp International, LLC:
   Term Loan (New), 7.625% - 2012                         491,250        494,320
   Term Loan (New), 7.625% - 2012                         491,250        494,320
K & F Industries, Inc.:
   Term Loan, 7.32% - 2012                                297,917        298,289
   Term Loan, 7.32% - 2012                                497,917        498,539
Mid-Western Aircraft Systems, Inc.:
   Term Loan B, 7.11% - 2011                              840,420        845,673
Robertson Aviation, LLC:
   Term Loan, 8.58% - 2013                                 25,159         25,285
   Term Loan, 8.61% - 2013                                164,835        165,659
   Term Loan, 8.62% - 2013                                697,802        701,291
Standard Aero Holdings, Inc.:
   Term Loan B, 7.59% - 2012                              138,462        138,981
   Term Loan B, 7.59% - 2012                              150,000        150,563
   Term Loan B, 7.61% - 2012                              692,308        694,904
Wesco Aircraft Hardware Corporation:
   Term Loan - 1st Lien, 7.60% - 2013                     990,833        997,026
                                                                    ------------
                                                                       7,111,885
                                                                    ------------
AUTOMOTIVE - 1.7%
Ford Motor Company:
   Term Loan - 1st Lien, 8.36% - 2013                     997,500      1,000,271
General Motors Corporation:
   Term Loan - 1st Lien, 7.695% - 2013                    500,000        503,334
Hertz Corporation:
   Pre Syn LC, 7.10% - 2012                               111,111        111,884
   Term Loan, 7.07% - 2012                                208,623        210,074
   Term Loan, 7.07% - 2012                                289,912        291,928
   Term Loan, 7.09% - 2012                                 32,197         32,421
                                                                    ------------
                                                                       2,149,912
                                                                    ------------
BEVERAGE & TOBACCO - 0.5%
Constellation Brands, Inc.:
   Term Loan B (Jun 06), 6.875% - 2013                     65,231         65,445
   Term Loan B (Jun 06), 6.875% - 2013                    108,719        109,076
   Term Loan B (Jun 06), 6.875% - 2013                    478,364        479,934
                                                                    ------------
                                                                         654,455
                                                                    ------------
BROADCAST RADIO & TELEVISION - 5.6%
DIRECTV Holdings, LLC:
   Term Loan B (Mar 05), 6.82% - 2013                     659,950        661,000
PanAmSat Corporation:
   Term Loan B, 7.36% - 2013                              997,500      1,005,355
Raycom Media, Inc.:
   Term Loan B (Feb 06), 6.875% - 2013                    987,019        983,318

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2007 (UNAUDITED)
                SECURITY INCOME FUND - INCOME OPPORTUNITY SERIES

                                                       PRINCIPAL       MARKET
                                                         AMOUNT         VALUE
                                                      -----------   ------------
SENIOR FLOATING RATE INTERESTS(3) (CONTINUED)
BROADCAST RADIO & TELEVISION (CONTINUED)
Univision Communications, Inc.:
   DD Term Loan - 2014(4)                             $   181,208   $    181,043
   Initial Term Loan - 2014(4)                          2,818,792      2,816,230
   Term Loan - 2nd Lien Bridge - 2009(4)                  500,000        499,375
Young Broadcasting, Inc.:
   Term Loan, 7.875% - 2012                                 2,500          2,508
   Term Loan, 7.875% - 2012                               236,667        237,436
   Term Loan, 7.875% - 2012                               743,333        745,749
                                                                    ------------
                                                                       7,132,014
                                                                    ------------
BROKERAGES, SECURITY DEALERS & INVESTMENT
   HOUSES - 0.4%
Grosvenor Capital Management Holdings LLP:
   Term Loan, 7.57% - 2013                                 63,492         64,048
   Term Loan, 7.598% - 2013                               436,508        440,327
                                                                    ------------
                                                                         504,375
                                                                    ------------
BUILDING & DEVELOPMENT - 6.0%
Capital Automotive L.P.:
   Term Loan, 7.07% - 2010                                930,263        938,170
Macerich Partnership L.P.:
   Term Loan, 6.875% - 2010                             1,000,000      1,000,417
Mattamy Funding Partnership:
   Term Loan, 7.625% - 2013                               500,000        500,938
NCI Building Systems, Inc.:
   Term Loan B (Jun 04), 6.82% - 2010                      30,612         30,669
   Term Loan B (Jun 04), 6.82% - 2010                     510,204        511,161
   Term Loan B (Jun 04), 6.87% - 2010                     262,755        263,248
November 2005 Land Investors, LLC:
   Term Loan - 1st Lien, 8.10% - 2011                     396,647        397,143
South Edge, LLC:
   Term Loan C, 7.375% - 2009                           1,000,000        997,500
Standard Pacific Corporation:
   Term Loan B (May 06), 6.86% - 2013                   1,000,000        990,000
TE/TOUSA Mezzanine, LLC (Technical Olympic
   USA, Inc.):
   Term Loan, 0.00% - 2008(5)                           1,000,000        988,333
Tishman Speyer Real Estate D.C. Area
   Portfolio, L.P.:
   Term Loan, 7.07% - 2012                              1,000,000      1,003,750
                                                                    ------------
                                                                       7,621,329
                                                                    ------------
BUSINESS EQUIPMENT & SERVICES - 7.2%
Acosta, Inc.:
   Term Loan, 7.57% - 2013                                995,000      1,001,634
Advantage Sales & Marketing, Inc.:
   Term Loan, 7.35% - 2013                                273,750        273,522
   Term Loan, 7.36% - 2013                                716,250        715,653
Affinion Group, Inc.:
   Term Loan B (Sep 05), 7.82% - 2012                      29,070         29,259
   Term Loan B (Sep 05), 7.86% - 2012                     819,767        825,095
Clarke American Corporation:
   Term Loan (Dec 05), 8.57% - 2011                        31,250         31,367
   Term Loan (Dec 05), 8.60% - 2011                       340,909        342,187
   Term Loan (Dec 05), 8.62% - 2011                       522,727        524,687
   Term Loan B - 2014(4)                                1,000,000        999,250

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2007 (UNAUDITED)
                SECURITY INCOME FUND - INCOME OPPORTUNITY SERIES

                                                       PRINCIPAL       MARKET
                                                         AMOUNT         VALUE
                                                      -----------   ------------
SENIOR FLOATING RATE INTERESTS(3) (CONTINUED)
BUSINESS EQUIPMENT & SERVICES (CONTINUED)
N.E.W. Holdings I, LLC:
   Term Loan - 1st Lien (Aug 06), 7.60% - 2013        $    60,976   $     61,281
   Term Loan - 1st Lien (Aug 06), 7.61% - 2013             42,683         42,896
   Term Loan - 1st Lien (Aug 06), 7.61% - 2013            121,951        122,561
   Term Loan - 1st Lien (Aug 06), 7.61% - 2013            213,415        214,482
National Processing Company Group, Inc.:
   Term Loan - 1st Lien, 8.36% - 2013                     498,718        500,276
Nielsen Finance, LLC:
   Term Loan - Dollar, 7.61% - 2013                       497,500        501,387
Open Solutions, Inc.:
   Term Loan - 1st Lien (Jan 07), 7.485% - 2014           500,000        501,250
PRO-QUEST-CSA, LLC:
   Term Loan - 1st Lien, 8.33% - 2014                     416,667        416,667
   Term Loan - 1st Lien, 8.34% - 2014                      83,333         83,333
Sanmina - SCI Corporation:
   Term Loan, 7.875% - 2008                             1,000,000      1,003,333
West Corporation:
   Term Loan B-2, 7.735% - 2013                           378,452        380,770
   Term Loan B-2, 7.763% - 2013                           619,048        622,840
                                                                    ------------
                                                                       9,193,730
                                                                    ------------
CABLE TELEVISION - 3.9%
Cequel Communications, LLC:
   Term Loan (NC NewCo), 10.32% - 2007                  1,000,000        998,750
Charter Communications Operating, LLC:
   Term Loan (Apr 06), 7.985% - 2013                      998,758        996,480
   Term Loan (New) - 2014(4)                            1,000,000        997,500
CSC Holdings, Inc.:
   Term Loan Incremental, 7.11% - 2013                     54,643         54,814
   Term Loan Incremental, 7.11% - 2013                    228,571        229,285
   Term Loan Incremental, 7.11% - 2013                    285,714        286,607
   Term Loan Incremental, 7.11% - 2013                    423,571        424,895
UPC Distribution Holding B.V.:
   Term Loan J2, 7.37% - 2013                             500,000        500,969
   Term Loan K2, 7.37% - 2013                             500,000        500,938
                                                                    ------------
                                                                       4,990,238
                                                                    ------------
CHEMICALS & PLASTICS - 3.2%
BCP Crystal US Holdings Corporation:
   Term Loan B (Dollar), 7.091% - 2011                    746,352        747,596
Brenntag Holding GmbH & Co. KG:
   Term Loan - Acq, 7.887% - 2014                         196,364        198,450
   Term Loan B2 (Dec 05), 7.887% - 2013                    24,083         24,339
   Term Loan B2 (Dec 05), 7.887% - 2013                    70,103         70,848
   Term Loan B2 (Dec 05), 7.887% - 2013                   154,296        155,935
   Term Loan B2 (Dec 05), 7.887% - 2013                   555,153        561,052
Foamex L.P.:
   Term Loan - 1st Lien, 7.57% - 2013                      29,412         29,486
   Term Loan - 1st Lien, 7.57% - 2013                     117,647        117,941
   Term Loan - 1st Lien, 7.571% - 2013                    352,941        353,823
Huntsman International, LLC:
   Term Loan B (USD), 7.07% - 2012                        774,994        776,544
Lyondell Chemical Company:
   Term Loan, 7.11% - 2013                                995,000        996,797
                                                                    ------------
                                                                       4,032,811
                                                                    ------------

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2007 (UNAUDITED)
                SECURITY INCOME FUND - INCOME OPPORTUNITY SERIES

                                                       PRINCIPAL       MARKET
                                                         AMOUNT         VALUE
                                                      -----------   ------------
SENIOR FLOATING RATE INTERESTS(3) (CONTINUED)
CLOTHING & TEXTILES - 0.7%
Hanesbrands, Inc.:
   Term Loan B - 1st Lien, 7.07% - 2013               $    68,929   $     69,317
   Term Loan B - 1st Lien, 7.11% - 2013                   857,143        861,964
                                                                    ------------
                                                                         931,281
                                                                    ------------
CONTAINERS & GLASS PRODUCTS - 1.5%
Owens-Illinois Group, Inc.:
   Term Loan B (USD) (Jun 06), 6.82% - 2013             1,466,250      1,468,999
Tegrant Corporation:
   Term Loan - 1st Lien, 7.60% - 2014                     500,000        502,188
                                                                    ------------
                                                                       1,971,187
                                                                    ------------
ECOLOGICAL SERVICES & EQUIPMENT - 0.8%
EnergySolutions, LLC:
   Syn LC, 7.57% - 2013                                    31,447         31,703
   Term Loan (Duratek), 7.63% - 2013                       21,694         21,870
   Term Loan (Duratek), 7.63% - 2013                      276,730        278,978
   Term Loan (ES), 7.63% - 2013                            40,151         40,477
   Term Loan (ES), 7.63% - 2013                           603,774        608,680
                                                                    ------------
                                                                         981,708
                                                                    ------------
ELECTRONIC & ELECTRIC - 3.4%
Advanced Micro Devices, Inc.:
   Term Loan - 1st Lien, 7.57% - 2013                     879,128        883,723
Dealer Computer Services, Inc.:
   Term Loan - 1st Lien, 7.35% - 2012                     497,500        499,455
Freescale Semiconductors, Inc.:
   Term Loan - 1st Lien, 7.11% - 2013                   1,496,250      1,499,835
Sabre Holdings Corporation:
   Term Loan - 2014(4)                                    500,000        499,625
SunGard Data Systems Inc.:
   Term Loan US Feb07, 7.36% - 2014                       997,500      1,004,981
                                                                    ------------
                                                                       4,387,619
                                                                    ------------
FINANCIAL INTERMEDIARIES - 4.1%
J.G. Wentworth, LLC:
   Term Loan - 1st Lien (Mar 07) - 2014(4)                500,000        501,250
   Term Loan - 2nd Lien (Mar 07) - 2014(4)                500,000        505,000
   Term Loan (Apr 06), 8.828% - 2011                    1,000,000      1,012,500
LNR Property Corporation:
   Term Loan A-1, 8.09% - 2009                            166,667        166,875
   Term Loan A-1, 8.11% - 2009                            333,333        333,750
   Term Loan B, 8.11% - 2011                              500,000        502,768
Nasdaq Stock Market, Inc.:
   Term Loan B (Dec 06), 7.07% - 2012                      30,833         30,902
   Term Loan B (Dec 06), 7.07% - 2012                     466,667        467,709
   Term Loan B (May 06), 7.07% - 2012                       2,843          2,849
   Term Loan B (May 06), 7.07% - 2012                     482,785        483,863
   Term Loan C (May 06), 7.07% - 2012                       7,031          7,047
   Term Loan C (May 06), 7.07% - 2012                     274,503        275,116
Peach Holdings, Inc.:
   Term Loan, 9.10% - 2013                                993,750        998,719
                                                                    ------------
                                                                       5,288,348
                                                                    ------------

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2007 (UNAUDITED)
                SECURITY INCOME FUND - INCOME OPPORTUNITY SERIES

                                                       PRINCIPAL       MARKET
                                                         AMOUNT         VALUE
                                                      -----------   ------------
SENIOR FLOATING RATE INTERESTS(3) (CONTINUED)
FOOD PRODUCTS - 2.6%
Culligan Corporation:
   Term Loan, 7.07% - 2011                            $   795,833   $    796,828
Dean Foods Company:
   Term Loan B - 2014(4)                                  500,000        500,000
Dole Food Company, Inc.:
   Pre LC, 7.36% - 2013                                    93,235         93,093
   Term Loan B (Mar 06), 7.438% - 2013                     65,264         65,164
   Term Loan B (Mar 06), 7.438% - 2013                     65,264         65,164
   Term Loan B (Mar 06), 7.438% - 2013                     65,264         65,164
   Term Loan B (Mar 06), 9.25% - 2013                      11,887         11,869
   Term Loan C (Solvest), 7.438% - 2013                   102,558        102,401
   Term Loan C (Solvest), 7.438% - 2013                   102,558        102,401
   Term Loan C (Solvest), 7.438% - 2013                   107,220        107,056
   Term Loan C (Solvest), 7.438% - 2013                   372,939        372,369
   Term Loan C (Solvest), 9.25% - 2013                      6,993          6,982
Golden State Foods Corporation:
   Term Loan B, 7.11% - 2011                              972,500        972,500
                                                                    ------------
                                                                       3,260,991
                                                                    ------------
FOOD SERVICES - 1.6%
RMK Acquisition Corporation:
   Pre LC, 7.475% - 2014                                  131,657        132,016
   Term Loan US, 7.47% - 2014                           1,842,603      1,847,628
                                                                    ------------
                                                                       1,979,644
                                                                    ------------
FOREST PRODUCTS - 1.3%
Boise Cascade, LLC:
   Term Loan D, 6.844% - 2011                             210,920        212,190
Domtar Corporation:
   Term Loan B, 6.695% - 2014                           1,500,000      1,496,876
                                                                    ------------
                                                                       1,709,066
                                                                    ------------
HEALTH CARE - 9.4%
CHS/Community Health Systems, Inc.:
   Term Loan B - Add-on, 7.10% - 2012                   1,492,500      1,496,464
DJ Orthopedics, LLC:
   Term Loan B (Apr 06), 6.875% - 2013                    220,714        220,300
   Term Loan B (Apr 06), 6.875% - 2013                    714,286        712,947
Emdeon Business Services, LLC:
   Term Loan - 1st Lien (Nov 06), 7.60% - 2013            250,000        250,938
   Term Loan - 1st Lien (Nov 06), 7.60% - 2013            743,377        746,165
Fresenius Medical Care AG:
   Term Loan B (Mar 06), 6.725% - 2013                    140,000        139,825
   Term Loan B (Mar 06), 6.725% - 2013                    285,714        285,357
   Term Loan B (Mar 06), 6.725% - 2013                    450,000        449,438
   Term Loan B (Mar 06), 6.735% - 2013                    114,286        114,143
Graceway Pharmaceuticals, LLC:
   Term Loan B, 7.85% - 2011                              494,000        494,000
HCA, Inc.:
   Term Loan B (Nov 06), 7.60% - 2013                     498,750        502,802
Health Management Associates, Inc.:
   Term Loan B, 7.10% - 2014                            1,000,000      1,002,656
Healthways, Inc.:
   Term Loan B (Dec 06), 6.85% - 2013                     498,750        498,127

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2007 (UNAUDITED)
                SECURITY INCOME FUND - INCOME OPPORTUNITY SERIES

                                                       PRINCIPAL       MARKET
                                                         AMOUNT         VALUE
                                                      -----------   ------------
SENIOR FLOATING RATE INTERESTS(3) (CONTINUED)
HEALTH CARE (CONTINUED)
Quintiles Transnational Corporation:
   Term Loan B - 1st Lien (Mar 06), 7.35% - 2013      $   495,000   $    495,155
ReAble Therapeutics Finance, LLC (fka) Encore
   Medical Finance, LLC:
   Term Loan, 7.85% - 2013                                  1,244          1,247
   Term Loan, 7.86% - 2013                                250,000        250,625
   Term Loan, 7.90% - 2013                                246,259        246,875
Select Medical Corporation:
   Term Loan B, 7.35% - 2012                               48,887         48,659
   Term Loan B, 7.36% - 2012                              942,820        938,427
   Term Loan B, 9.25% - 2012                                  698            695
Stiefel Laboratories, Inc.:
   Term Loan - DD, 7.57% - 2013                             1,083          1,090
   Term Loan - DD, 7.57% - 2013                           161,035        162,041
   Term Loan - DD, 7.57% - 2013                           271,268        272,963
   Term Loan - Initial, 7.61% - 2013                      566,613        570,154
US Oncology Holdings, Inc.:
   Term Loan B, 7.60% - 2011                              111,992        112,622
   Term Loan B, 7.61% - 2011                              102,565        103,142
   Term Loan B, 7.625% - 2011                             115,527        116,177
   Term Loan B, 7.625% - 2011                             117,949        118,612
USP Domestic Holdings, Inc.:
   Term Loan, 7.07% - 2013                                742,500        742,500
   Term Loan, 7.12% - 2013                                250,000        250,000
VWR International, Inc.:
   Term Loan B, 7.61% - 2011                              706,159        709,690
                                                                    ------------
                                                                      12,053,836
                                                                    ------------
HOTELS, MOTELS, INNS & CASINOS - 7.2%
Boyd Gaming Corporation:
   Term Loan B (May 04), 6.82% - 2011                     972,500        975,539
CCM Merger, Inc.:
   Term Loan B, 7.33% - 2012                               77,086         77,568
   Term Loan B, 7.35% - 2012                              715,167        719,637
   Term Loan B, 7.36% - 2012                              192,715        193,919
Greenwood Racing, Inc.:
   Term Loan - 1st Lien, 7.57% - 2011                     498,750        501,244
Herbst Gaming, Inc.:
   Term Loan B, 7.225% - 2011                               2,833          2,848
   Term Loan B, 7.245% - 2011                             994,667        999,847
Penn National Gaming, Inc.:
   Term Loan B, 7.10% - 2012                               15,000         15,088
   Term Loan B, 7.11% - 2012                              103,182        103,788
   Term Loan B, 7.11% - 2012                              135,758        136,556
   Term Loan B, 7.11% - 2012                              136,364        137,165
   Term Loan B, 7.11% - 2012                              143,636        144,480
   Term Loan B, 7.11% - 2012                              166,061        167,037
   Term Loan B, 7.11% - 2012                              181,818        182,886
   Term Loan B, 7.15% - 2012                              103,182        103,788
Pinnacle Entertainment, Inc.:
   Term Loan (Dec 05), 7.32% - 2011                     1,000,000      1,006,250
Seminole Tribe of Florida:
   DD Term Loan B1 - 2014(4)                              129,555        129,596
   DD Term Loan B3 - 2014(4)                              433,198        433,334
   Term Loan B2 - 2014(4)                                 437,247        437,385

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2007 (UNAUDITED)
                SECURITY INCOME FUND - INCOME OPPORTUNITY SERIES

                                                       PRINCIPAL       MARKET
                                                         AMOUNT         VALUE
                                                      -----------   ------------
SENIOR FLOATING RATE INTERESTS(3) (CONTINUED)
HOTELS, MOTELS, INNS & CASINOS (CONTINUED)
Venetian Casino Resort, LLC (Las Vegas Sands, Inc.
   Co-Borrower):
   Term Loan B (Feb 05), 7.09% - 2011                 $   829,060   $    834,003
   Term Loan DD (Feb 05), 7.09% - 2011                    170,940        171,959
VML US Finance, LLC:
   Term Loan, 8.10% - 2013                                666,667        672,500
Wimar Landco, LLC:
   Term Loan, 7.85% - 2008                                357,143        358,418
Wimar Opco, LLC:
   Term Loan - 1st Lien, 7.85% - 2012                     636,565        642,851
                                                                    ------------
                                                                       9,147,686
                                                                    ------------
INDUSTRIAL EQUIPMENT - 1.0%
John Maneely Company:
   Term Loan - 1st Lien (Dec 06), 8.571% - 2013            21,401         21,450
   Term Loan - 1st Lien (Dec 06), 8.595% - 2013             3,891          3,900
   Term Loan - 1st Lien (Dec 06), 8.61% - 2013             81,712         81,899
   Term Loan - 1st Lien (Dec 06), 8.622% - 2013           389,105        389,997
Mueller Group, Inc.:
   Term Loan, 7.35% - 2012                                  7,364          7,416
   Term Loan, 7.35% - 2012                                 66,667         67,139
   Term Loan, 7.36% - 2012                                 47,619         47,956
   Term Loan, 7.36% - 2012                                130,476        131,400
   Term Loan, 7.36% - 2012                                142,857        143,869
   Term Loan, 7.36% - 2012                                357,143        359,673
                                                                    ------------
                                                                       1,254,699
                                                                    ------------
INSURANCE - 0.4%
Conseco, Inc.:
   Term Loan (Oct 06), 7.32% - 2013                       497,500        498,433
                                                                    ------------
LEISURE - 2.7%
Cedar Fair L.P.:
   Term Loan (US), 7.32% - 2012                           992,500      1,001,184
Metro-Goldwyn-Mayer Holdings II, Inc.:
   Term Loan B (Apr 05), 8.60% - 2012                     990,000        989,923
National CineMedia, LLC:
   Term Loan B, 7.09% - 2015                              500,000        500,625
WMG Acquisition Corporation:
   Term Loan, 7.36% - 2011                                135,626        135,982
   Term Loan, 7.36% - 2011                                250,000        250,656
   Term Loan, 7.36% - 2011                                469,257        470,489
   Term Loan, 7.36% - 2011                                 68,846         69,027
   Term Loan, 7.409% - 2011                                43,029         43,142
                                                                    ------------
                                                                       3,461,028
                                                                    ------------
NONFERROUS METALS & MINERALS - 2.4%
Alpha Natural Resources, LLC:
   Term Loan B (Oct 05), 7.10% - 2012                   1,975,000      1,978,087
Freeport-McMoran Copper & Gold Inc.:
   Term Loan B, 7.07% - 2014                              584,267        585,756
Walter Industries, Inc.:
   Term Loan (Sep 05), 7.07% - 2012                       112,784        113,010
   Term Loan (Sep 05), 7.10% - 2012                        98,758         98,956
   Term Loan (Sep 05), 7.11% - 2012                       166,667        167,000
   Term Loan (Sep 05), 7.12% - 2012                       111,111        111,333
                                                                    ------------
                                                                       3,054,142
                                                                    ------------

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2007 (UNAUDITED)
                SECURITY INCOME FUND - INCOME OPPORTUNITY SERIES

                                                       PRINCIPAL       MARKET
                                                         AMOUNT         VALUE
                                                      -----------   ------------
SENIOR FLOATING RATE INTERESTS(3) (CONTINUED)
OIL & GAS - 6.1%
ATP Oil and Gas Corporation:
   Term Loan, 8.82% - 2010                            $   437,635   $    439,276
   Term Loan, 8.824% - 2010                                46,727         46,902
   Term Loan, 8.86% - 2010                                200,271        201,022
   Term Loan, 8.87% - 2010                                354,861        356,192
   Term Loan, 8.88% - 2010                                100,135        100,511
   Term Loan, 8.883% - 2010                               100,135        100,511
   Term Loan, 8.907% - 2010                               240,325        241,226
Eagle Rock Gas Gathering & Processing, Ltd.:
   Term Loan (Series B), 8.11% - 2012                     984,370        984,370
El Paso Corporation:
   Deposit Loan Facility, 7.221% - 2011                 1,000,000      1,003,438
Energy Transfer Equity L.P.:
   Term Loan B - Add-on, 7.08% - 2012                     500,000        502,679
Regency Gas Service, LLC:
   Term Loan B-1 (Aug 06), 7.83% - 2013                    83,333         83,567
SemCrude, L.P.:
   Term Loan (CDN) (Jan 05), 7.57% - 2011                 527,692        527,692
   Term Loan (US) (Jan 05), 7.57% - 2011                   68,589         68,760
   Term Loan (US) (Jan 05), 7.604% - 2011                 150,628        151,005
Targa Resources, Inc.:
   Syn LC (Oct 05), 7.35% - 2012                          193,548        194,848
   Term Loan (Oct 05), 7.35% - 2012                        20,161         20,296
   Term Loan (Oct 05), 7.36% - 2012                       225,806        227,323
   Term Loan (Oct 05), 7.36% - 2012                       548,387        552,072
Volnay Acquisition Company I:
   Term Loan, 7.35% - 2014                                997,500      1,005,605
Western Refinancing Co.:
   DD Term Loan - 2014(4)                                 196,429        196,951
   Term Loan B - 2014(4)                                  803,571        805,705
                                                                    ------------
                                                                       7,809,951
                                                                    ------------
PUBLISHING - 5.9%
GateHouse Media, Inc.:
   DD Term Loan B (Feb 07), 7.11% - 2014                   10,870         10,843
   Unfunded DD Term Loan B (Feb 07), 0.50% - 2014         125,000        124,688
   Initial Term Loan, 7.11% - 2014                        364,130        363,675
Georgia-Pacific Corporation:
   Term Loan B1, 7.09% - 2012                              47,619         47,841
   Term Loan B1, 7.09% - 2012                              95,238         95,683
   Term Loan B1, 7.09% - 2012                             761,905        765,462
   Term Loan B1, 7.10% - 2012                              82,738         83,124
   Term Loan B2 (Dec 06), 7.09% - 2012                    720,417        723,625
Idearc, Inc.:
   Term Loan B, 7.35% - 2014                              997,500      1,003,236
Newspaper Holdings, Inc.:
   Term Loan B (Oct 05), 6.875% - 2012                  1,000,000        993,125
Philadelphia Newspapers, LLC:
   Term Loan, 8.08% - 2013                                486,928        490,783
Quebecor Media, Inc.:
   Term Loan B, 7.36% - 2013                              990,000        995,363
RH Donnelley, Inc.:
   Term Loan D-2, 6.83% - 2011                            119,600        119,583
   Term Loan D-2, 6.85% - 2011                             89,700         89,688
   Term Loan D-2, 6.85% - 2011                            182,390        182,365
   Term Loan D-2, 6.85% - 2011                             89,700         89,688

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2007 (UNAUDITED)
                SECURITY INCOME FUND - INCOME OPPORTUNITY SERIES

                                                       PRINCIPAL       MARKET
                                                         AMOUNT         VALUE
                                                      -----------   ------------
SENIOR FLOATING RATE INTERESTS(3) (CONTINUED)
PUBLISHING (CONTINUED)
RH Donnelley, Inc. (continued)
   Term Loan D-2, 6.85% - 2011                        $    19,318   $     19,315
   Term Loan D-2, 6.86% - 2011                             59,800         59,792
   Term Loan D-2, 6.86% - 2011                            149,500        149,479
   Term Loan D-2, 6.86% - 2011                            119,600        119,583
Riverdeep Interactive Learning USA, Inc.:
   Term Loan, 8.10% - 2013                                498,741        502,036
Yell Group, plc:
   Term Loan B1, 7.32% - 2013                             500,000        503,256
                                                                    ------------
                                                                       7,532,233
                                                                    ------------
RETAILERS - 1.7%
Jean Coutu Group (PJC), Inc.:
   Term Loan B, 7.875% - 2011                             834,502        834,903
Neiman Marcus Group, Inc.:
   Term Loan, 7.346% - 2013                               860,759        867,618
Yankee Candle Company, Inc.:
   Term Loan, 7.35% - 2014                                500,000        500,000
                                                                    ------------
                                                                       2,202,521
                                                                    ------------
SURFACE TRANSPORTATION - 0.6%
Horizon Lines Holding, LLC:
   Term Loan C - REFI, 7.60% - 2011                       773,012        775,911
                                                                    ------------
TELECOMMUNICATIONS & CELLULAR COMMUNICATIONS - 3.2%
American Celluar Corporation:
   Term Loan - 1st Lien (Mar 07) - 2014(4)              1,000,000      1,003,000
Clearwire Corporation:
   Term Loan B, 12.07% - 2009                             995,000      1,009,925
Crown Castle Operating Company:
   Term Loan - 1st Lien, 6.82% - 2014                      38,462         38,517
   Term Loan - 1st Lien, 6.899% - 2014                    461,538        462,198
Intelsat (Bermuda), Ltd.:
   Unsec. Term Loan, 7.86% - 2014                         833,333        834,225
Windstream Corporation:
   Term Loan B1 (Feb 07), 6.85% - 2013                    700,000        704,521
                                                                    ------------
                                                                       4,052,386
                                                                    ------------
UTILITIES - 6.5%
Astoria Generating Company Acquisitions, LLC:
   Term Loan C - 2nd Lien (Feb 06), 9.10% - 2013          500,000        504,375
Babcock & Wilcox Company:
   Syn LC, 8.00% - 2012                                 1,000,000      1,007,500
Covanta Energy Corporation:
   Syn LC (Feb 07), 5.275% - 2014                         329,897        329,897
   Term Loan B (Feb 07), 6.875% - 2014                    670,103        670,103
KGEN, LLC:
   Syn LC (Jan 07), 7.125% - 2014                         500,000        500,313
LSP Gen Finance Co., LLC:
   DD Term Loan (May 06), 7.10% - 2013                     39,550         39,590
   Term Loan B (May 06), 7.10% - 2013                     888,889        889,778
NRG Energy, Inc.:
   Syn LC (Feb 06), 7.35% - 2013                        2,000,000      2,011,770
Plains Resources, Inc.:
   Term Loan, 6.86% - 2011                                853,738        854,272
Riverside Energy Center, LLC:
   Term Loan, 9.61% - 2011                                527,957        537,856

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2007 (UNAUDITED)
                SECURITY INCOME FUND - INCOME OPPORTUNITY SERIES

                                                       PRINCIPAL
                                                       AMOUNT OR
                                                         NUMBER        MARKET
                                                       OF SHARES        VALUE
                                                      -----------   ------------
SENIOR FLOATING RATE INTERESTS(3) (CONTINUED)
UTILITIES (CONTINUED)
Rocky Mountain Energy Center, LLC:
   LC, 9.61% - 2011                                   $    42,479   $     43,275
   Term Loan, 9.61% - 2011                                336,150        342,453
Wolf Hollow I, L.P.:
   Syn LC (Dec 05), 7.57% - 2012                          235,756        231,041
   Syn RC (Dec 05), 7.57% - 2012                           58,939         57,760
   Term Loan - 1st Lien (Dec 05), 7.60% - 2012            278,728        273,153
                                                                    ------------
                                                                       8,293,136
                                                                    ------------
TOTAL SENIOR FLOATING RATE INTERESTS
   (cost $123,677,289)                                               124,036,555
                                                                    ------------
CORPORATE BONDS - 1.3%
DRUGS - 0.4%
Elan Corporation, 9.485% - 2013(1,2)                      500,000        507,500
                                                                    ------------
ELECTRONIC & ELECTRIC - 0.7%
Freescale Semiconductors, Inc., 9.30% - 2014(1,2)         500,000        498,750
NXP B.V., 8.11% - 2013(1,2)                               325,000        334,344
                                                                    ------------
                                                                         833,094
                                                                    ------------
FOREST PRODUCTS - 0.2%
Verso Paper Holdings, LLC, 9.11% - 2014(1,2)              250,000        256,250
                                                                    ------------
TOTAL CORPORATE BONDS
   (cost $1,580,316)                                                   1,596,844
                                                                    ------------
TEMPORARY CASH INVESTMENTS - 6.4%
State Street General Account Money
   Money Market Fund                                    6,000,000      6,000,000
State Street General Account Money
   U.S. Government                                      2,200,000      2,200,000
                                                                    ------------
TOTAL TEMPORARY CASH INVESTMENTS
   (cost $8,200,000)                                                   8,200,000
                                                                    ------------
TOTAL INVESTMENTS - 104.9%
   (cost $133,457,605)                                               133,833,399
LIABILITIES, LESS CASH & OTHER ASSETS - (4.9%)                        (6,213,226)
                                                                    ------------
TOTAL NET ASSETS - 100.0%                                           $127,620,173
                                                                    ============

For federal income tax purposes the identified cost of investments owned at March 31, 2007 was $133,624,838.

plc (public limited company)

LP (Limited Partnership)

(1) Security is a 144A security, which places restrictions on resale. See notes to financial statements.

(2)  Variable rate security. Rate indicated is rate effective at March 31, 2007.

(3) Security is a senior floating rate interest. See notes to financial statements.

(4) Senior Loan purchased on a when issued basis in the primary market. Certain details associated with this purchase are not known prior to the settlement date of the transaction. At settlement, the borrower or counterparty will provide the final coupon rate and maturity date.

(5)  Security is in default of interest and/or principal obligations.

NOTES TO FINANCIAL STATEMENTS

1. UNREALIZED APPRECIATION/DEPRECIATION ON INVESTMENTS

     For federal income tax purposes, the amounts of unrealized appreciation (depreciation) for each Series' investments, were as follows:

                                  GROSS          GROSS         NET UNREALIZED
                               UNREALIZED      UNREALIZED       APPRECIATION
                              APPRECIATION   (DEPRECIATION)    (DEPRECIATION)
                              ------------   --------------    --------------
CAPITAL PRESERVATION SERIES    $  679,833     $  (855,619)       $(175,786)
DIVERSIFIED INCOME SERIES         250,518      (1,089,258)        (838,740)
HIGH YIELD SERIES               1,830,564      (1,129,563)         701,001
INCOME OPPORTUNITY SERIES         302,673         (94,112)         208,561

2. OPEN FUTURES CONTRACTS

     Open futures contracts for Capital Preservation Series and Diversified Income Series as of March 31, 2007 were as follows:

                                         NUMBER OF   EXPIRATION     CONTRACT        MARKET        UNREALIZED
                              POSITION   CONTRACTS      DATE         AMOUNT          VALUE       GAIN/(LOSS)
                              --------   ---------   ----------   ------------   ------------    -----------
CAPITAL PRESERVATION SERIES
U.S. 2-Year Note Future       Long          615      06-29-2007    125,930,382    126,007,734       77,352
U.S. 5-Year Note Future       Short        (150)     06-29-2007    (15,818,616)   (15,869,531)     (50,915)
U.S. 10-Year Note Future      Short        (193)     06-20-2007    (20,981,793)   (20,868,125)     113,668
U.S. Long Bond Future         Short         (57)     06-20-2007     (6,391,816)    (6,341,250)      50,566
                                                                  ------------   ------------     --------
                                                                  $ 82,738,157   $ 82,928,828     $190,671
                                                                  ============   ============     ========
DIVERSIFIED INCOME SERIES
U.S. 2-Year Note Future       Long          110      06-29-2007     22,576,144     22,537,969      (38,175)
U.S. 5-Year Note Future       Long          130      06-29-2007     13,711,393     13,753,594       42,201
U.S. 10-Year Note Future      Short          (9)     06-20-2007       (975,906)      (973,125)       2,781
U.S. Long Bond Future         Short         (28)     06-20-2007     (3,139,840)    (3,115,000)      24,840
                                                                  ------------   ------------     --------
                                                                  $ 32,171,791   $ 32,203,438     $ 31,647
                                                                  ============   ============     ========

3. FAIR VALUED SECURITIES

     As of March 31, 2007, the following funds contained securities that were fair valued by the Board of Directors. Market value, cost and percentage of total net assets are as follows:

                              MARKET                 % OF
                               VALUE     COST     NET ASSETS
                              ------   --------   ----------
Diversified Income Series       $--    $ 25,000      0.0%
High Yield Series                --     519,318      0.0%

4. 144A SECURITIES

     As of March 31, 2007, the following funds contained securities that were considered 144A securities. Market value, cost and percentage of total net assets are as follows:

                                 MARKET                      % OF
                                 VALUE          COST      NET ASSETS
                              -----------   -----------   ----------
Capital Preservation Series   $41,144,282   $41,284,829      22.0%
Diversified Income Series      10,956,005    11,000,476      12.6%
High Yield Series              13,204,606    12,872,415      19.7%
Income Opportunity Series       1,596,844     1,580,316       1.3%

5. ILLIQUID SECURITIES

     As of March 31, 2007, the following funds contained securities that were considered Illiquid. Market value, cost and percentage of total net assets are as follows:

                                 MARKET                      % OF
                                 VALUE          COST      NET ASSETS
                              -----------   -----------   ----------
Capital Preservation            $33,395       $ 51,219       0.0%
Diversified Income Series            --         25,000       0.0%
High Yield Series                    --        594,318       0.0%

6. SENIOR LOAN

     Senior loans in which the Series invests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating rate plus a premium. These base lending rates are generally (I) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States banks, or (iii) the bank's certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The interest rate indicated is the rate in effect at March 31, 2007.

7. SECURITY VALUATION

     SECURITY VALUATION - Valuations of the Fund's securities are supplied by pricing services approved by the Board of Directors. The Fund's officers, under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services. Each security owned by a Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that it generally considers to be the principal exchange on which the stock is traded. Fund securities listed on the Nasdaq Stock Market, Inc. ("Nasdaq") will be valued at the Nasdaq Official Closing Price. Securities for which market quotations are not readily available are valued by a pricing service considering securities with similar yields, quality, type of issue, coupon, duration and rating. If there is no bid price or if the bid price is deemed to be unsatisfactory by the Board of Directors or by the Fund's investment manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair value. If events occur that will affect the value of a fund's portfolio securities before the NAV has been calculated (a "significant event"), the security will generally be priced using a fair value procedure. If the Valuation Committee determines a significant event has occurred, it will evaluate the impact of that event on an affected security or securities, to determine whether a fair value adjustment would materially affect the fund's NAV per share. Some of the factors which may be considered by the Board of Directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. The Fund generally will value short-term debt securities at prices based on market quotations for such securities or securities of similar type, yield, quality and duration, except those securities purchased with 60 days or less to maturity are valued on the basis of amortized cost which approximates market value.

     Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of foreign securities are determined as of the close of such foreign markets or the close of the New York Stock Exchange, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as WEBS. In addition, the Board of Directors has authorized the Valuation Committee and Administrator to use prices and other information supplied by IDC's Fair Value Information Service in valuing such securities. Since foreign securities may be denominated in a foreign currency and involve settlement and pay interest or foreign dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Series to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

Please refer to the Fund's most recent semi-annual or annual financial statements for information regarding the Fund's significant accounting policies.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no significant changes in the registrant's internal controls, or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                       SECURITY INCOME FUND


                                       By: /s/ Michael G. Odlum
                                           ---------------------------------
                                           Michael G. Odlum, President

                                       Date: May 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                                       By: /s/ Michael G. Odlum
                                           ---------------------------------
                                           Michael G. Odlum, President

                                       Date: May 30, 2007


                                       By: /s/ Brenda M. Harwood
                                           ---------------------------------
                                           Brenda M. Harwood, Treasurer

                                       Date: May 30, 2007